--------------------------------------------------------------------------------
                                                    ANNUAL REPORT

                       [HOTCHKIS AND WILEY FUNDS LOGO]
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              JUNE 30, 1998

                                    [LOGO]

                       [HOTCHKIS AND WILEY FUNDS LOGO]

                            EQUITY INCOME FUND
      -------------------------------------------------------------
                               MID-CAP FUND
      -------------------------------------------------------------
                              SMALL CAP FUND
      -------------------------------------------------------------
                            INTERNATIONAL FUND
      -------------------------------------------------------------
                            GLOBAL EQUITY FUND
      -------------------------------------------------------------
                              BALANCED FUND
      -------------------------------------------------------------
                          TOTAL RETURN BOND FUND
      -------------------------------------------------------------
                            LOW DURATION FUND
      -------------------------------------------------------------
                        SHORT-TERM INVESTMENT FUND

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    THIS MATERIAL SHOULD BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                       [HOTCHKIS AND WILEY FUNDS LOGO]

EQUITY INCOME FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

MID-CAP FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of domestic companies with market capitalizations between $750 million and $5 billion.

SMALL CAP FUND
Seeks capital appreciation. The Fund invests primarily in stocks of domestic companies with market capitalizations of $1 billion or less.

INTERNATIONAL FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

GLOBAL EQUITY FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in domestic and international equity securities.

BALANCED FUND
Seeks to preserve capital while producing a high total return. It is expected that the Fund's assets will be allocated among equity securities, fixed-income securities and money market obligations.

TOTAL RETURN BOND FUND
Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.

LOW DURATION FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

SHORT-TERM
INVESTMENT FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year.

--------------------------------------------------------------------------------

                       [Hotchkis and Wiley Funds logo]

   DEAR FELLOW SHAREHOLDERS:

We are pleased to present to you the annual report of Hotchkis and Wiley Funds for the fiscal year ended June 30, 1998.

EQUITY INCOME FUND
The Equity Income Fund's total return for the fiscal year ended June 30, 1998 was 22.6% compared to the Standard & Poor's 500 Index ("S&P 500") return of 30.2%. In the first six months of the fiscal year, there was a dramatic rotation in market leadership away from the narrow set of stocks that had been driving performance over the past 2 1/2 years. Announcements by Coca-Cola, Microsoft and Gillette tempered Wall Street's enthusiasm for earnings growth expectations, prompting this rotation. In addition, concerns over the mounting Asian debt crisis caused investors to become increasingly defensive. The portfolio was well positioned to benefit from this breakdown of the market's mega-cap momentum run. Many of the areas of the market where we have identified valuation opportunities rebounded strongly as the market focused on the underlying intrinsic value of companies. The Fund's total return for the six months ended December 31, 1997 was 14.4% compared to the S&P 500 return of 10.7%. However, beginning in January, powered by cash-flow from domestic and international buyers, the market again focused on the mega-cap, familiar names producing large returns for the S&P 500 and a handful of companies. Sentiment again changed in April and performance across industries became extremely mixed.

Returns in the Fund came from a variety of sources. Finance made the largest contribution as merger activity continued to drive up valuations, followed by utilities and consumer durables. In the utilities, both telephones and electrics contributed. AT&T was a big winner as investors reassessed this company's valuation and future prospects. Electric utilities stood out in the fourth quarter of 1997, supported by favorable resolution on deregulatory issues, moves toward consolidation, and investors' desire for stocks that are both isolated from the international turmoil and offer strong valuation characteristics. Within consumer durables, the best performers were autos and retailers. Autos offer attractive valuations, strong cash flow and profitability, and are unlocking value to shareholders through the spin-off of non-core businesses. Retailers have reported robust earnings and are seen as one of the few industry groups benefiting from the Asian financial crisis and subsequent currency devaluation through reduced cost of goods. Industry groups with earnings exposure to Asian markets were severely penalized. Basic materials companies, especially paper and metals, held back the Fund's performance as they initially rose on strong profits announcements and then sold off on worries of overseas revenue exposure. Lack of exposure to technology and healthcare companies, the two best performing sectors in the market, also hampered performance. These stocks are trading at valuation levels far above the thresholds we are willing to pay.

In keeping with our basic philosophy, we continue to focus on building significant valuation support into our portfolios. On a relative basis, we think the current portfolio is one of the cheapest in the history of the firm. Basic materials companies now represent an exceptional valuation opportunity to buy world class assets well below replacement costs. Furthermore, we think the "Asian crisis" should be a long-term positive for many industries as new Asian projects will only come on stream if they can earn a real return on capital. We also see considerable opportunity in the utility sector and are convinced that avoiding the more speculative areas of technology and healthcare is appropriate.

Looking forward, we believe money will flow to those stocks that have reasonable earnings multiples and lower risk profiles as investors assess valuations available in the current market. We believe the Equity Income Fund is well positioned for the current uncertain economic and market environment. The Fund's projected price-to-earnings ratio of 14.2X is 58% of the S&P 500. Similarly, the Fund's 2.8% dividend yield is 197% greater than the S&P 500. We believe that these key portfolio characteristics help control risk in a volatile market.

MID-CAP FUND
In a very challenging market environment, the Mid-Cap Fund posted a return of 15.0% for the fiscal year ended June 30, 1998 compared to 25.0% for the Russell MidCap Index. The average market capitalization of stocks in the Mid-Cap Fund has been much lower than that of the Russell MidCap Index. This discrimination towards large cap issues has impacted the Fund to a greater degree than the Index. Since the Asian financial market problems surfaced last October, large cap stocks have outperformed mid-cap stocks. Whereas the initial advance in large cap issues was broad based, the more recent advance was driven by strength in a narrow band of "mega" cap stocks. This focus on the "mega" cap stocks stemmed primarily from two prevailing trends. First, Asia's continued economic problems exacerbated U.S. market volatility, leading to a further push for liquidity. Second, the consistent, impressive performance of the large cap indices over the last few years has spurred the popularity of indexing. While these two conditions lifted the large cap indices higher, the relative performance of mid-cap stocks continued to slide.

Recently, stocks seemed to be valued based on liquidity and momentum without much regard for existing fundamentals. The hardest hit sectors in the Fund were those that have exposure to global commodity pricing -- basic industry and energy. These sectors have become very cheap, and we have built significant positions in both. Although our research resulted in positive stock selections in both energy and basic industry, the overweighting clearly hurt performance. The Fund continues to have lower price-to-book and price-to-earnings multiples than the Russell MidCap Index. We believe that in the long run, valuations will re-align with their underlying fundamentals, such as strength in earnings growth. We continue to see compelling values in our holdings and the Fund's portfolio should benefit from such a re-alignment.

SMALL CAP FUND
For the fiscal year ended June 30, 1998, the Small Cap Fund outperformed the Russell 2000 Index by 574 basis points with a return of 22.2% versus 16.5% for the Russell 2000. Early in the fiscal year, the Fund exhibited strong relative performance to large cap stocks as earnings growth from several widely held large cap issues appeared to slow while holdings in the Fund provided attractive growth potentials. However, this relative outperformance to larger issues was cut short by the collapse of the Asian financial markets last October. Since then, market capitalization has played an increasing role in a stock's performance while fundamental valuation has been less of an influential factor. This disconnection between a company's underlying value and its stock price has been especially damaging to small cap stocks. Despite these adverse market forces, the Fund has delivered healthy, positive returns for the year.

In recent months, the market has been dominated by a concentrated group of "mega" cap stocks. For example, among the stocks that comprise the S&P 500, the 50 largest stocks contributed to most of the S&P 500's year-to-date return. The strong demand for these stocks has considerably widened the relative performance between large and small capitalization stocks. This degree of underperformance by small cap stocks has happened only three other times in the last 20 years. We believe two market forces are driving this performance divergence: fear and indexing. Fear of the Asian economic turmoil unsettled U.S. markets and buoyed investors' appetite for large cap stocks. In addition to economic concerns, the popularity of indexing has concentrated buying into a relatively narrow group of large cap stocks without regard for fundamental valuation. The combination of fear and indexing has pushed the valuation of these stocks to unusually high levels and has left small cap stocks at near historically low relative valuations.

While in the short-term small cap stocks continue to experience high volatility, historically small cap stocks have provided superior returns over long periods of time. This would imply that the valuation spread between small cap and large cap stocks should narrow over time. While it is uncertain when this market rotation will happen, current valuations point to opportunities in the small cap universe.

INTERNATIONAL FUND
The defensive characteristics of the International Fund led to a modest performance gain over the MSCI EAFE Index this past year. European markets, specifically the 11 markets in the European Monetary Union (EMU), stormed ahead of all other regions with a 44% return in U.S. dollars. In contrast, developed Asian markets lost 34% of their value in dollar terms in the same period. Countries slated to adopt the single European currency, the euro, have experienced dramatic declines in bond yields and more competitive currencies. As a result, investors have poured funds into European equities at an unprecedented rate. Japan, the world's second largest economy, has been unable to fulfill its historic role as the key driver of growth in the rest of Asia. Keizo Obuchi's win as LDP leader should slowly lead to an improvement in the fiscal policy plaguing Japan. With fiscal stimulus, loose monetary policy and financial system reform, the Japanese economy may have turned the corner.

Only in Euroland is growth likely to accelerate this year as buoyant domestic demand -- particularly in Spain, Italy, Portugal, and Ireland -- offsets the deflationary impact of Asia. Nonetheless, we are wary of placing all our investors' eggs in one basket, specifically Europe. The Asian crisis is starting to have a measurable (and growing) impact on European exporters -- whether in Germany, France, or Italy. German export orders are nearly unchanged from their Q3 1997 level. As for the UK, we believe it may experience a slowdown in growth, perhaps to as low as 1%, in 1999. The unbalanced state of UK output growth persists, with the manufacturing sector in recession while the service sector has expanded rapidly. However, there are now signs of a deceleration in service sector growth and consumer spending should moderate considerably in response to the lagged effect of higher interest rates.

Our emphasis on stock selection has led to an allocation that is overweighted in the UK versus the EAFE Index, slightly underweighted in the EMU markets and underweighted in Asia. The avalanche of liquidity that rolled into the European markets in the past 12 to 18 months has led to some massive valuation disparities. German equities, most notably, appear richly priced relative to both the bond market and the Euroland average. The heavy exposure of the German market to industrial cyclicals suggests that it should trade at a discount to the Euroland average price-to-earnings ratio, not a premium. Furthermore, we have noted the widening gap in stock market valuation between the largest cap stocks in the UK and the rest of Europe. The largest stocks generally offer the highest price-to-earnings ratios on prospective earnings and have delivered the bulk of performance gains in their local markets. The UK market is especially striking as only ten stocks (principally in healthcare and telecommunication) gained over 8% in the latest quarter, leaving the other 128 stocks in the MSCI UK Index down over 5%. As a result of this gap, we remain committed to our strategy of emphasizing the most undervalued stocks in the UK and in Continental Europe trading at levels that underestimate the prospective growth rates for earnings and cash flows. In addition, the Japanese market offers a host of opportunities, especially those related to the domestic economy. Near term performance of these stocks will depend on signs that the recent reforms are leading to economic stimulus and, in turn, driving returns higher.

GLOBAL EQUITY FUND
The Global Equity Fund has trailed the MSCI World Index this past year. Industrial cyclical stocks, which dominate our value screens, have underperformed their local markets in much of the developed world. While the U.S. market performance dominated the Index at first from June to December of 1997, the winning markets in 1998 are all in Europe. European markets, specifically the 11 markets in the European Monetary Union (EMU), stormed ahead of all other regions with a 44% return in U.S. dollars in the year to June 30. In contrast, developed Asian markets lost

34% of their value in dollar terms in the same period. Countries slated to adopt the single European currency, the euro, have experienced dramatic declines in bond yields and more competitive currencies. As a result, investors have poured funds into European equities at an unprecedented rate. Japan, the world's second largest economy, has been unable to fulfill its historic role as the key driver of growth in the rest of Asia. With fiscal stimulus, loose monetary policy and financial system reform, the Japanese economy may have turned the corner.

Our emphasis on stock selection has led to an allocation that is overweighted in the UK versus the MSCI World Index, underweighted in the USA and EMU markets and overweighted in Asia. The avalanche of liquidity that rolled into the European markets in the past 12 to 18 months has led to some massive valuation disparities. Similar to patterns exhibited in the U.S. stock market, there is a widening gap in stock market valuation between the largest cap stocks in the UK and the rest of Europe. The largest stocks generally offer the highest price-to-earnings ratios on prospective earnings and have delivered the bulk of performance gains in their local markets. The UK market is especially striking as only ten stocks (principally in healthcare and telecommunication) gained over 8% in the latest quarter, leaving the other 128 stocks in the MSCI UK Index down over 5%. In all western markets, industry groups with earnings exposure to Asian markets were severely penalized. Basic materials companies, especially paper and metals, held back the Fund's performance as they initially rose on strong profits announcements and then sold off on worries of overseas revenue exposure. Lack of exposure to technology and healthcare companies, the two best performing sectors in the global markets, also hampered performance. These stocks are trading at valuation levels far above the thresholds we are willing to pay. In keeping with our basic philosophy, we continue to focus on building significant valuation support into our portfolios. Basic materials companies now represent an exceptional valuation opportunity to buy world class assets well below replacement costs. Furthermore, we think the Asian crisis should be a long-term positive for many industries as new Asian projects will only come on stream if they can earn a competitive return on capital.

BALANCED FUND
The Balanced Fund achieved a total return of 13.3% for the twelve months ended June 30, 1998. The strategic asset allocation of fixed-income securities and equities contributed to the positive returns and reduced price volatility in the Fund.

The Balanced Fund benefited from a fixed-income strategy which allocated 57% of total assets at June 30 to investment-grade securities having a slightly longer duration than the 3.3 year duration of the Lehman Brothers Government/Corporate Index. During the first two quarters of 1998, bond yields fell to their lowest levels since 1977, and as a result, the market value of fixed-income securities tended to increase. The fixed-income portfolio maintained an AAA average quality. Equities, which represented 43% of the Fund's assets at June 30, were allocated to a diversified portfolio of 82 common stocks in nine broad economic sectors. Equity market returns varied in the first half of 1998; returns ranged from 17.7% for the S&P 500 Index to 4.9% on the broader Russell 2000 Index. Today, many companies trade at excessive valuation multiples (e.g., Price/ Earnings, Price/Sales, Price/Book, etc.) and may be particularly vulnerable to downward earnings revisions. We continue to build significant valuation support into our equity portfolio. In keeping with this philosophy, we currently favor more defensive sectors such as utilities, finance, basic industries, and consumer nondurables, while avoiding the more speculative areas of technology and momentum-driven consumer stocks.

The following table provides a historical perspective on our asset allocation strategy.
           ---------------------------------------------------------
 ASSET ALLOCATION SUMMARY

        Asset           Current        Average       Low Equity   High Equity
      Category          6/30/98    8/13/85-6/30/98    10/16/87      8/11/89
-----------------------------------------------------------------------------
Equities                  43%            46%            27%           59%
Fixed-Income              57%            54%            73%           41%

SHORT-TERM
INVESTMENT FUND
LOW DURATION FUND
TOTAL RETURN BOND FUND
The Fixed-Income Funds turned in another year of strong performance for the year ended June 30, 1998.

-----------------------------------------------
Short-Term Investment Fund.............    6.4%
Merill Lynch Six-Month U.S. Treasury
  Bill Index...........................    5.5%
Low Duration Fund......................    7.2%
Merrill Lynch 1-3 Year U.S. Treasury
  Index................................    6.8%
Total Return Bond Fund.................   11.0%
Lehman Brothers Aggregate Index........   10.5%
-----------------------------------------------

What an exciting and tricky year it was! The theme of strong domestic growth paired with low inflation carried over from the previous year. Interest rates moved lower and fixed-income securities performed very well, at least until October and the onset of the "Asian Contagion." Currency devaluations initiated a series of economic crises throughout Asia, with the impact on Hong Kong and South Korean markets, in particular, affecting U.S. markets. Fortunately, the Fixed-Income Funds were well insulated from much of the resulting turmoil and performed very well during this difficult period.

The Federal Reserve board kept the Fed Funds rate unchanged at 5.50% for the year as the Asian crisis hit at just the right time to stave off a probable interest rate hike. The deflationary pressures put on our economy by Asia balanced a very tight labor market in our robust domestic economy and gave the Fed the luxury of waiting on the sidelines. This balancing act continued through the end of June, keeping interest rates in a tight range during the second half of the Funds' fiscal year. After declining nearly 90 basis points during the second half of 1997, the long bond yield bounced between 5.80% and 6.00% for the majority of the first six months of 1998.

Sector allocation and security selection, two key components of our philosophy, were the biggest drivers of performance for the Funds. At the end of 1997, serious concerns regarding the prospect of extremely fast prepayments in mortgage-backed securities contributed to our decision to reduce exposure to this sector. We replaced most of those securities with asset-backed securities that offered some protection from unscheduled prepayments. We also reduced exposure to corporate bonds, reflecting our concern that problems in Asia would affect corporate profits. Both of these moves had a positive impact on portfolio returns during the year.

Looking forward, the balancing act seems likely to continue for some time. Weakness in our trading partners in Asia has mitigated the robust growth in the domestic economy. We believe it is probable that economic growth will moderate, allowing interest rates to move somewhat lower. This does not bode well for most mortgage-backed securities, therefore we anticipate remaining underweighted in that sector. Corporate profits also remain a concern, leaving asset-backed securities the sector of choice.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Cordially,

Nancy D. Celick sig
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

A description of the market indices referred to in this letter and in the following pages is provided after the graphs.

The statements made in the foregoing commentary are as of June 30, 1998, and may not accurately reflect opinions of Hotchkis and Wiley after that date. No guarantee can be given regarding the accuracy of any opinions or predictions made. Because the Funds are actively managed, any Fund specific information in the commentary may no longer be accurate. The Funds may not continue to hold any specific securities mentioned, and have no obligation to disclose purchases or sales in such securities.

             SMALL FUND CAP       RUSSELL 200 INDEX

2Q86           14489.480              13905.173
2Q87           15435.764              15155.452
2Q88           14518.580              14216.901
2Q89           14399.124              16027.370
2Q90           17358.171              16516.767
2Q91           18331.406              16720.329
2Q92           21821.032              19151.410
2Q93           26141.223              24121.837
2Q94           27139.622              25164.210
2Q95           31150.335              30182.566
2Q96           35583.076              37403.666
2Q97           46157.388              43570.153
2Q98           56408.886              50736.545


                                  Ended
                                 6/30/98
                   ---------------------
                   One Year         22.2%
                   ---------------------
                   Five Years       16.6%
                   ---------------------
                   Ten Years        14.5%
                   ---------------------
                   Since Inception
                   (9/20/85)        14.5%
                   ---------------------





                          Equity Income    S&P 500
                          -------------   ----------
                  2Q87     9992.0000       9861.0000
                  2Q88     9707.7221       9158.9085
                  2Q89    11840.1855      11015.4157
                  2Q90    11792.0944      12801.2518
                  2Q91    12611.3557      13729.8997
                  2Q92    15043.6671      15570.5451
                  2Q93    16800.5828      17667.9431
                  2Q94    17372.8151      17910.9149
                  2Q95    20939.3129      22575.6481
                  2Q96    25137.5551      28471.6618
                  2Q97    31703.9622      38389.3677
                  2Q98    38874.8201      50020.2611


                                  Ended
                                 6/30/98
                    ---------------------
                    One Year         22.6%
                    ---------------------
                    Five Years       18.3%
                    ---------------------
                    Ten Years        14.9%
                    ---------------------
                    Since Inception
                    (9/20/85)        13.1%
                    ---------------------


                                GRAPH


             CPI+4         LB G/C        Balanced       S&P 500
           ----------    ----------     ----------     ----------
2Q87       10083.0000    10127.0000     10072.0000     10049.0000
2Q88       10504.6418    11980.0142     12370.3606     14218.4177
2Q89       11331.0994    12540.8371     13501.8799     17784.7693
2Q90       12257.5613    13479.1995     14257.2641     16518.5148
2Q91       13417.7957    15142.4267     16752.1548     19866.8114
2Q92       14612.9757    16217.9845     17809.0123     23087.6494
2Q93       15917.5780    17876.3435     19483.9312     24762.5086
2Q94       17078.0449    20409.4217     22435.3011     28082.1977
2Q95       18304.9453    23093.4351     24698.2070     31896.6900
2Q96       19523.9321    22758.3094     25602.0136     32335.3373
2Q97       20930.5158    25664.0609     29662.0540     40749.0096
2Q98       22382.9523    26858.1461     34122.7278     51391.3051
           23817.0428    28941.4035     39497.5143     69292.7488
           25211.1371    32208.1170     44763.2355     90286.4932


                                 Ended
                                 6/30/98
                    ---------------------
                    One Year         13.3%
                    ---------------------
                    Five Years       12.7%
                    ---------------------
                    Ten Years        12.2%
                    ---------------------
                    Since Inception
                    (9/20/85)        12.4%
                    ---------------------


Past performance is not predictive of future performance. The representative market indices are unmanaged. The annual returns assume the reinvestment of all dividends and distributions, as well as the voluntary agreement of Hotchkis and Wiley, the Funds' advisor, to assume fees and expenses in excess of certain limits. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                     [GRAPH]

                               INTERNATIONAL FUND
                        DECEMBER 1, 1990 - JUNE 30, 1998


                           INTERNATIONAL             MSCI
                               FUND                EAFE INDEX

2Q91                       $ 10037.2454            $ 10343.3851
2Q92                       $ 12843.3840            $ 10311.4729
2Q93                       $ 13789.6461            $ 12445.0915
2Q94                       $ 16094.6118            $ 14598.4920
2Q95                       $ 17880.1088            $ 14883.4988
2Q96                       $ 21208.0118            $ 16911.2461
2Q97                       $ 25788.0250            $ 19128.6715
2Q98                       $ 27795.0000            $ 20349.4494


                                     Ended
                                     6/30/98

                One Year             7.8%
                Five Years          15.1%
                Commencement of
                Operations          14.3%
                (12/1/90)

                                    [GRAPH]

                               LOW DURATION FUND
                          MAY 18, 1993 - JUNE 30, 1998

                           LOW DURATION FUND       ML TREASURY

2Q93                       $ 10053.0000            $ 10058.0000
2Q94                       $ 10961.8635            $ 10218.8787
2Q95                       $ 12083.9190            $ 11009.6437
2Q96                       $ 12988.6997            $ 11610.2905
2Q97                       $ 14000.4532            $ 12371.7882
2Q98                       $ 15003.4631            $ 13213.8657

                                     Ended
                                     6/30/98

                One Year             7.2%
                Five Years           8.3%
                Since Inception      8.2%
                (5/18/93)

                                    [GRAPH]

                             TOTAL RETURN BOND FUND
                        DECEMBER 6, 1994 - JUNE 30, 1998

                           TOTAL RETURN
                           BOND FUND               LB AGGREGATE

2Q95                       $ 11187.2155            $ 11150.3798
2Q96                       $ 11971.7449            $ 11709.8088
2Q97                       $ 13224.7645            $ 12663.7484
2Q98                       $ 14686.7563            $ 13999.0621

                                     Ended
                                     6/30/98

                One Year             11.0%
                Three Years           9.5%
                Since Inception      11.4%
                (12/6/94)

                                    [GRAPH]

                           SHORT-TERM INVESTMENT FUND
                          MAY 18, 1993 - JUNE 30, 1998

                           SHORT-TERM
                           INVESTMENT FUND         ML TREASURY

2Q93                       $ 10028.0000            $ 10033.0000
2Q94                       $ 10778.6644            $ 10362.0252
2Q95                       $ 11401.1030            $ 10966.3069
2Q96                       $ 12225.0687            $ 11571.6877
2Q97                       $ 12929.0849            $ 12228.5972
2Q98                       $ 13757.0000            $ 12904.9756

                                     Ended
                                     6/30/98

                One Year             6.4%
                Five Years           6.5%
                Since Inception      6.4%
                (5/18/93)


Past performance is not predictive of future performance. The representative market indices are unmanaged. The annual returns assume the reinvestment of all dividends and distributions, as well as the voluntary agreement of Hotchkis and Wiley, the Funds' advisor, to assume fees and expenses in excess of certain limits. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                GRAPH


                              GLOBAL EQUITY FUND
                       JANUARY 2, 1997 - JUNE 30, 1998

                     Global Equity Fund            MCSI World Index
        4Q96            10000.0000                    10000.0000
        2Q97            11232.8020                    11563.0680
        4Q97            10779.6883                    11623.1784
        2Q98            12087.1722                    13582.3716




                                        Ended
                                       6/30/98
                One year                 7.6%
                Since Inception         13.5%
                (1/2/97)


                                GRAPH


                                 MID-CAP FUND
                       JANUARY 2, 1997 - JUNE 30, 1998


                    MID-CAP FUND                RUSSELL MID-CAP INDEX
        4Q96            10000.0000                    10000.0000
        2Q97            11714.1360                    11262.8808
        4Q97            13244.0415                    12900.2117
        2Q98            13469.5898                    14078.8743



                                        Ended
                                       6/30/98
                One year                15.0%
                Since Inception         22.0%
                (1/2/97)



Past performance is not predictive of future performance. The representative market indices are unmanaged. The annual returns assume the reinvestment of all dividends and distributions, as well as the voluntary agreement of Hotchkis and Wiley, the Funds' advisor, to assume fees and expenses of certain limits. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MARKET INDICES

The following are definitions for indices used in the performance summary charts as of June 30, 1998. These indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise these indices may differ substantially from the securities in the Funds' portfolios. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indices may portray different comparative performance.

CONSUMER PRICE INDEX (CPI) is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuel, transportation fares, medical and other day-to-day services). While not an objective of the Balanced Fund, the Advisor's current goal is a return at least 4% greater than the rate of inflation as measured by the CPI.

LEHMAN BROTHERS AGGREGATE INDEX is a weighted index comprised of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The index includes fixed-rate debt issues rated investment grade or higher. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX (LB Govt/Corp) is a weighted index comprised of publicly-traded intermediate and long-term government and corporate debt with an average maturity of 11 years.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX is an index of Treasury securities with maturities ranging from one to three years.

MERRILL LYNCH 6 MONTH U.S. TREASURY BILL INDEX is an index of Treasury securities with maturities of six months.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX (MSCI-EAFE) is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 18 stock markets in Europe, Australia, New Zealand and the Far East.

MSCI WORLD INDEX is an arithmetical average weighted by market value of the performance of over 1,400 companies listed on stock exchanges in the 22 countries that make up the MSCI Network Indices.

RUSSELL 2000 INDEX (Russell 2000) is a stock market index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.

RUSSELL MIDCAP INDEX measures the performance of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The Russell 1000 Index is comprised of the largest 1,000 companies in the Russell 3000.

STANDARD & POOR'S 500 INDEX (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS:

  EQUITY INCOME FUND.....................................     1

  MID-CAP FUND...........................................     4

  SMALL CAP FUND.........................................     7

  INTERNATIONAL FUND.....................................     9

  GLOBAL EQUITY FUND.....................................    13

  BALANCED FUND..........................................    17

  TOTAL RETURN BOND FUND.................................    22

  LOW DURATION FUND......................................    26

  SHORT-TERM INVESTMENT FUND.............................    31

STATEMENT OF ASSETS AND LIABILITIES......................    36

STATEMENT OF OPERATIONS..................................    38

STATEMENT OF CHANGES IN NET ASSETS.......................    40

NOTES TO FINANCIAL STATEMENTS............................    44

FINANCIAL HIGHLIGHTS.....................................    50

REPORT OF INDEPENDENT ACCOUNTANTS........................    59

                                     TORCH

                       [HOTCHKIS AND WILEY FUNDS LOGO]

                           (Intentionally Left Blank)

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 99.2%              Shares       Value
----------------------------------------------------------
AEROSPACE -- 4.0%
 ..........................................................
Lockheed Martin Corporation          12,000   $  1,270,500
 ..........................................................
Northrop Grumman Corporation         40,729      4,200,178
 ..........................................................
Rockwell International
  Corporation                        32,721      1,572,653
 ..................... .....................    -----------
                                                 7,043,331
----------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 ..........................................................
Russell Corporation                  46,000      1,388,625
----------------------------------------------------------
AUTO PARTS -- 1.7%
 ..........................................................
Dana Corporation                     50,000      2,675,000
 ..........................................................
Meritor Automotive, Inc.             10,874        260,976
 ..................... .....................    -----------
                                                 2,935,976
----------------------------------------------------------
AUTOS & TRUCKS -- 6.9%
 ..........................................................
Ford Motor Company                  106,000      6,254,000
 ..........................................................
General Motors Corporation           88,000      5,879,500
 ..................... .....................    -----------
                                                12,133,500
----------------------------------------------------------
BANKS -- 6.6%
 ..........................................................
Banc One Corporation                 16,000        893,000
 ..........................................................
First Chicago NBD Corporation        44,468      3,940,977
 ..........................................................
First Union Corporation              31,000      1,805,750
 ..........................................................
Fleet Financial Group, Inc.          31,000      2,588,500
 ..........................................................
KeyCorp                              68,000      2,422,500
 ..................... .....................    -----------
                                                11,650,727
----------------------------------------------------------
BEVERAGES -- 0.4%
 ..........................................................
Anheuser-Busch Companies, Inc.       16,500        778,594
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.4%
 ..........................................................
Georgia-Pacific (Timber Group)       50,710      1,169,499
 ..........................................................
Weyerhaeuser Company                 64,000      2,956,000
 ..................... .....................    -----------
                                                 4,125,499
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
CHEMICALS -- 2.8%
 ..........................................................
The Dow Chemical Company             32,700   $  3,161,681
 ..........................................................
Eastman Chemical Company             28,000      1,743,000
 ..................... .....................    -----------
                                                 4,904,681
----------------------------------------------------------
CONGLOMERATES -- 1.8%
 ..........................................................
Tenneco, Inc.                        83,000      3,159,188
----------------------------------------------------------
CONSUMER PRODUCTS -- 1.0%
 ..........................................................
Tupperware Corporation               64,000      1,800,000
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.1%
 ..........................................................
Harsco Corporation                   40,195      1,841,433
----------------------------------------------------------
FINANCIAL SERVICES -- 4.3%
 ..........................................................
Associates First Capital
  Corporation - Class A              29,000      2,229,375
 ..........................................................
Beneficial Corporation               17,000      2,604,188
 ..........................................................
Household International, Inc.        19,500        970,125
 ..........................................................
Transamerica Corporation             15,500      1,784,437
 ..................... .....................    -----------
                                                 7,588,125
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.4%
 ..........................................................
Whirlpool Corporation                62,000      4,262,500
----------------------------------------------------------
INSURANCE -- 6.2%
 ..........................................................
American General Corporation         44,000      3,132,250
 ..........................................................
Lincoln National Corporation         23,000      2,101,625
 ..........................................................
Safeco Corporation                   57,900      2,627,212
 ..........................................................
St. Paul Companies, Inc.             42,000      1,766,625
 ..........................................................
TIG Holdings, Inc.                   56,133      1,291,059
 ..................... .....................    -----------
                                                10,918,771
----------------------------------------------------------
LEISURE/TOYS -- 1.1%
 ..........................................................
Fortune Brands, Inc.                 48,200      1,852,687
----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V.                    143,300      2,812,263
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
METALS & MINING -- 3.3%
 ..........................................................
Aluminum Company of America          38,000   $  2,505,625
 ..........................................................
Phelps Dodge Corporation             14,300        817,781
 ..........................................................
Reynolds Metals Company              44,000      2,461,250
 ..................... .....................    -----------
                                                 5,784,656
----------------------------------------------------------
NATURAL GAS -- 1.0%
 ..........................................................
Eastern Enterprises                  39,000      1,672,125
----------------------------------------------------------
OIL -- DOMESTIC -- 8.4%
 ..........................................................
Atlantic Richfield Company           38,457      3,004,453
 ..........................................................
Occidental Petroleum Corporation    157,000      4,239,000
 ..........................................................
Phillips Petroleum Company           84,500      4,071,844
 ..........................................................
USX-Marathon Group, Inc.             52,000      1,784,250
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        50,000      1,578,125
 ..................... .....................    -----------
                                                14,677,672
----------------------------------------------------------
PAPER -- 2.7%
 ..........................................................
Georgia-Pacific Group                20,493      1,207,806
 ..........................................................
International Paper Company          47,500      2,042,500
 ..........................................................
Union Camp Corporation               29,000      1,439,125
 ..................... .....................    -----------
                                                 4,689,431
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.6%
 ..........................................................
Eastman Kodak Company                38,800      2,834,825
----------------------------------------------------------
POLLUTION CONTROL -- 2.7%
 ..........................................................
Browning-Ferris Industries, Inc.     47,000      1,633,250
 ..........................................................
Waste Management, Inc.               87,000      3,045,000
 ..................... .....................    -----------
                                                 4,678,250
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
RAILROADS -- 1.9%
 ..........................................................
CSX Corporation                      15,000   $    682,500
 ..........................................................
Norfolk Southern Corporation         86,000      2,563,875
 ..................... .....................    -----------
                                                 3,246,375
----------------------------------------------------------
RETAIL -- 4.6%
 ..........................................................
Intimate Brands, Inc.                46,500      1,281,656
 ..........................................................
J.C. Penney Company, Inc.            35,000      2,530,937
 ..........................................................
May Department Stores Company        32,500      2,128,750
 ..........................................................
Sears, Roebuck & Company             34,400      2,100,550
 ..................... .....................    -----------
                                                 8,041,893
----------------------------------------------------------
SAVINGS & LOANS -- 4.2%
 ..........................................................
Fannie Mae                           55,000      3,341,250
 ..........................................................
H.F. Ahmanson & Company              56,200      3,990,200
 ..................... .....................    -----------
                                                 7,331,450
----------------------------------------------------------
STEEL -- 2.3%
 ..........................................................
Allegheny Teledyne, Inc.             56,000      1,281,000
 ..........................................................
USX-U.S. Steel Group, Inc.           85,000      2,805,000
 ..................... .....................    -----------
                                                 4,086,000
----------------------------------------------------------
TOBACCO -- 3.9%
 ..........................................................
Philip Morris Companies, Inc.       151,825      5,978,109
 ..........................................................
UST, Inc.                            30,000        810,000
 ..................... .....................    -----------
                                                 6,788,109
----------------------------------------------------------
TRUCKING -- 0.8%
 ..........................................................
Ryder System, Inc.                   43,000      1,357,188
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 11.1%
 ..........................................................
CMS Energy Corporation               72,000   $  3,168,000
 ..........................................................
Central & South West Corporation     75,000      2,015,625
 ..........................................................
DTE Energy Company                   48,000      1,938,000
 ..........................................................
Entergy Corporation                  33,800        971,750
 ..........................................................
GPU, Inc.                            25,000        945,313
 ..........................................................
Illinova Corporation                120,000      3,600,000
 ..........................................................
PacifiCorp                           48,121      1,088,738
 ..........................................................
PECO Energy Company                  19,168        559,466
 ..........................................................
PP&L Resources, Inc.                 60,000      1,361,250
 ..........................................................
Public Service Enterprises Group,
  Inc.                               59,000      2,031,813
 ..........................................................
SCANA Corporation                    62,000      1,848,375
 ..................... .....................    -----------
                                                19,528,330
----------------------------------------------------------
UTILITY -- TELEPHONE -- 5.6%
 ..........................................................
AT&T Corporation                     74,700      4,267,238
 ..........................................................
ALLTEL Corporation                   68,000      3,162,000
 ..........................................................
Bell Atlantic Corporation            54,000      2,463,750
 ..................... .....................    -----------
                                                 9,892,988
----------------------------------------------------------
Total common stocks
  (cost $129,676,443)                          173,805,192
----------------------------------------------------------

VARIABLE RATE                      Principal
DEMAND NOTES * -- 0.4%              Amount         Value
------------------------------------------------------------
General Mills, Inc., 5.2651%       $230,978     $    230,978
 ............................................................
Pitney Bowes, Inc., 5.2651%         596,679          596,679
 ..................... ......................     -----------
Total variable rate demand notes                     827,657
  (cost $827,657)
------------------------------------------------------------
Total investments -- 99.6%
  (cost $130,504,100)                            174,632,849
 ............................................................
Other assets in excess of
  liabilities -- 0.4%                                621,736
 ..................... ......................     -----------
Total net assets -- 100.0%                      $175,254,585
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

COMMON STOCKS -- 93.7%                Shares       Value
-----------------------------------------------------------
AEROSPACE -- 1.9%
 ...........................................................
Northrop Grumman Corporation            1,400   $   144,375
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.9%
 ...........................................................
Coats Viyella PLC ADR                  24,600        91,118
 ...........................................................
Russell Corporation                     6,700       202,256
 ...................... ......................    ----------
                                                    293,374
-----------------------------------------------------------
AUTO PARTS -- 6.1%
 ...........................................................
Dana Corporation                        1,800        96,300
 ...........................................................
Echlin, Inc.                            1,800        88,312
 ...........................................................
ITT Industries, Inc.                    3,500       130,812
 ...........................................................
Lear Corporation #                      2,800       143,675
 ...................... ......................    ----------
                                                    459,099
-----------------------------------------------------------
BANKS -- 7.2%
 ...........................................................
Compass Bancshares, Inc.                1,150        51,894
 ...........................................................
Colonial BancGroup, Inc.                2,000        64,500
 ...........................................................
First Midwest Bancorp, Inc.             2,000        87,937
 ...........................................................
Union Planters Corporation              1,600        94,100
 ...........................................................
UnionBanCal Corporation                 2,500       241,250
 ...................... ......................    ----------
                                                    539,681
-----------------------------------------------------------
BEVERAGES -- 1.7%
 ...........................................................
Pernod Ricard SA ADR                    7,200       124,743
-----------------------------------------------------------
CHEMICALS -- 3.9%
 ...........................................................
DSM N.V. ADR                            3,500        89,813
 ...........................................................
Eastman Chemical Company                2,000       124,500
 ...........................................................
Lyondell Petrochemical Company          2,500        76,094
 ...................... ......................    ----------
                                                    290,407
-----------------------------------------------------------
COMMUNICATION EQUIPMENT MANUFACTURERS -- 0.6%
 ...........................................................
Princeton Video Image, Inc. #          10,200        47,175
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.4%
 ...........................................................
Groupe AB SA ADR #                     18,300       102,937
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
COMPUTERS -- 2.2%
 ...........................................................
Komag, Inc. #                           5,600   $    29,925
 ...........................................................
Quantum Corporation #                   6,500       134,875
 ...................... ......................    ----------
                                                    164,800
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 2.2%
 ...........................................................
Vanstar Corporation #                  11,400       166,013
-----------------------------------------------------------
CONSUMER NON-DURABLES -- MISCELLANEOUS -- 0.2%
 ...........................................................
The Dial Corporation                      600        15,562
-----------------------------------------------------------
CONSUMER PRODUCTS -- 1.9%
 ...........................................................
Tupperware Corporation                  5,200       146,250
-----------------------------------------------------------
CONTAINERS -- 2.7%
 ...........................................................
Crown Cork & Seal Company, Inc.         4,300       204,250
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 1.7%
 ...........................................................
UCAR International, Inc. #              4,500       131,344
-----------------------------------------------------------
ELECTRONICS -- 2.8%
 ...........................................................
Avnet, Inc.                             2,000       109,375
 ...........................................................
Silicon Valley Group, Inc. #            6,400       102,800
 ...................... ......................    ----------
                                                    212,175
-----------------------------------------------------------
FOODS -- 1.2%
 ...........................................................
Dean Foods Company                      1,700        93,394
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.1%
 ...........................................................
Bergen Brunswig Corporation - Class
  A                                     1,800        83,475
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 1.3%
 ...........................................................
Foundation Health Systems, Inc. -
  Class A #                             3,700        97,587
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.3%
 ...........................................................
Whirlpool Corporation                   2,500       171,875
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
INSURANCE -- 3.6%
 ...........................................................
Harleysville Group, Inc.                3,400   $    70,550
 ...........................................................
IPC Holdings Limited                    3,000        90,938
 ...........................................................
Ohio Casualty Corporation               1,200        53,100
 ...........................................................
St. Paul Companies, Inc.                1,400        58,888
 ...................... ......................    ----------
                                                    273,476
-----------------------------------------------------------
MACHINERY -- 3.2%
 ...........................................................
EVI Weatherford, Inc. #                 3,230       119,914
 ...........................................................
New Holland N.V.                        6,100       119,713
 ...................... ......................    ----------
                                                    239,627
-----------------------------------------------------------
METALS & MINING -- 1.5%
 ...........................................................
Reynolds Metals Company                 2,000       111,875
-----------------------------------------------------------
MISCELLANEOUS -- 3.3%
 ...........................................................
American Coin Merchandising, Inc. #     9,800       193,550
 ...........................................................
Zapata Corporation                      5,300        52,338
 ...................... ......................    ----------
                                                    245,888
-----------------------------------------------------------
NATURAL GAS -- 1.0%
 ...........................................................
Equitable Resources, Inc.               1,400        42,700
 ...........................................................
MCN Energy Group, Inc.                  1,300        32,337
 ...................... ......................    ----------
                                                     75,037
-----------------------------------------------------------
OIL -- DOMESTIC -- 4.7%
 ...........................................................
Murphy Oil Corporation                  2,600       131,787
 ...........................................................
Phillips Petroleum Company              2,000        96,375
 ...........................................................
Valero Energy Corporation               3,800       126,350
 ...................... ......................    ----------
                                                    354,512
-----------------------------------------------------------
OIL & GAS DRILLING -- 3.4%
 ...........................................................
Diamond Offshore Drilling, Inc.         1,500        60,000
 ...........................................................
Nuevo Energy Corporation #              3,000        96,375
 ...........................................................
Pioneer Natural Resources Company       4,300       102,663
 ...................... ......................    ----------
                                                    259,038
-----------------------------------------------------------
OIL & GAS SERVICES -- 2.4%
 ...........................................................
Tidewater, Inc.                         5,500       181,500
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
OIL WELL SERVICES -- 0.2%
 ...........................................................
Bayard Drilling Technologies, Inc.
  #                                     1,000   $     8,125
 ...........................................................
TransCoastal Marine Services, Inc.
  #                                     1,800        10,856
 ...................... ......................    ----------
                                                     18,981
-----------------------------------------------------------
PAPER -- 2.7%
 ...........................................................
Chesapeake Corporation                  2,800       109,025
 ...........................................................
Consolidated Papers, Inc.               3,400        92,650
 ...................... ......................    ----------
                                                    201,675
-----------------------------------------------------------
POLLUTION CONTROL -- 1.0%
 ...........................................................
Waste Management International PLC
  #                                     7,100        77,213
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.9%
 ...........................................................
Olsten Corporation                      6,200        69,362
-----------------------------------------------------------
PUBLISHING -- 0.1%
 ...........................................................
Playboy Enterprises, Inc. - Class A
  #                                       500         8,187
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
 ...........................................................
Redwood Trust, Inc.                     4,400        77,275
-----------------------------------------------------------
RETAIL -- 1.1%
 ...........................................................
Family Dollar Stores, Inc.              4,300        79,550
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ...........................................................
AutoZone, Inc. #                        2,000        63,875
-----------------------------------------------------------
SAVINGS & LOANS -- 2.2%
 ...........................................................
Charter One Financial, Inc.             2,500        84,219
 ...........................................................
Washington Federal, Inc.                3,003        82,958
 ...................... ......................    ----------
                                                    167,177
-----------------------------------------------------------
STEEL -- 3.3%
 ...........................................................
AK Steel Holding Corporation            7,200       128,700
 ...........................................................
USX-U.S. Steel Group, Inc.              3,600       118,800
 ...................... ......................    ----------
                                                    247,500
-----------------------------------------------------------
TOBACCO -- 3.9%
 ...........................................................
RJR Nabisco Holdings Corp.              9,000       213,750
 ...........................................................
Universal Corporation/VA                2,200        82,225
 ...................... ......................    ----------
                                                    295,975
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 0.7%
 ...........................................................
ASA Holdings, Inc.                      1,000   $    49,625
-----------------------------------------------------------
TRUCKING -- 0.8%
 ...........................................................
Ryder System, Inc.                      1,800        56,813
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 5.6%
 ...........................................................
GPU, Inc.                               4,000       151,250
 ...........................................................
Montana Power Company                   1,600        55,600
 ...........................................................
PacifiCorp                              4,900       110,863
 ...........................................................
PP&L Resources, Inc.                    4,700       106,631
 ...................... ......................    ----------
                                                    424,344
-----------------------------------------------------------
Total common stocks
  (cost $7,428,386)                               7,067,021
-----------------------------------------------------------
VARIABLE RATE
DEMAND NOTES*                        Principal
-- 6.8%                               Amount
-----------------------------------------------------------
General Mills, Inc., 5.2651%         $200,000       200,000
 ...........................................................
Pitney Bowes, Inc., 5.2651%           200,000       200,000
 ...........................................................
Warner-Lambert Co., 5.2660%           111,047       111,047
 .............................................    ----------
Total variable rate demand notes                    511,047
  (cost $511,047)
-----------------------------------------------------------
Total investments -- 100.5%
  (cost $7,939,433)                               7,578,068
 ...........................................................
Liabilities in excess of other
  assets -- (0.5)%                                  (38,888)
 ...................... ......................    ----------
Total net assets -- 100.0%                      $ 7,539,180
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

ADR -- American Depository Receipts.

# -- Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCKS-- 96.1%           Shares         Value
------------------------------------------------------------
AEROSPACE -- 3.8%
 ............................................................
AVTEAM, Inc. #                        337,700    $ 3,630,275
------------------------------------------------------------
AUTO PARTS -- 3.5%
 ............................................................
Stoneridge, Inc. #                    157,600      2,876,200
 ............................................................
Titan International, Inc.              26,500        450,500
 ...................... ......................     ----------
                                                   3,326,700
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 2.2%
 ............................................................
Hussman International, Inc.           110,800      2,056,725
------------------------------------------------------------
BANK & BANK HOLDING COMPANIES -- 2.0%
 ............................................................
Banknorth Group, Inc.                   9,200        340,400
 ............................................................
First Midwest Bancorp Inc.             19,700        866,184
 ............................................................
Hubco, Inc.                            18,000        644,625
 ...................... ......................     ----------
                                                   1,851,209
------------------------------------------------------------
CHEMICALS -- 3.2%
 ............................................................
The Carbide/Graphite Group, Inc.
  #                                   110,600      3,076,063
------------------------------------------------------------
COMMERCIAL SERVICES -- 2.3%
 ............................................................
FirstService Corporation #            173,100      2,207,025
------------------------------------------------------------
COMMUNICATION EQUIPMENT/MANUFACTURERS -- 0.4%
 ............................................................
Princeton Video Image, Inc.#           73,800        341,325
------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 2.0%
 ............................................................
Groupe AB SA ADR #                    338,900      1,906,312
------------------------------------------------------------
COMPUTERS -- 1.6%
 ............................................................
Hutchinson Technology, Inc. #          19,500        531,375
 ............................................................
MICROS Systems, Inc. #                 29,300        969,647
 ...................... ......................     ----------
                                                   1,501,022
------------------------------------------------------------
COMPUTER SYSTEMS -- 4.0%
 ............................................................
Radisys Corporation #                 174,600      3,753,900
------------------------------------------------------------
ELECTRONICS -- 2.1%
 ............................................................
Hadco Corporation #                    41,900        976,794
 ............................................................
Silicon Valley Group, Inc. #           60,900        978,206
 ...................... ......................     ----------
                                                   1,955,000
------------------------------------------------------------

                                     Shares         Value
------------------------------------------------------------
ENTERTAINMENT -- 2.1%
 ............................................................
Alliance Communications
  Corporation Class B #               116,000    $ 2,001,000
------------------------------------------------------------
FINANCE -- MISCELLANEOUS -- 3.2%
 ............................................................
Executive Risk, Inc.                   41,700      3,075,375
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.4%
 ............................................................
J & J Snack Foods Corporation #       154,300      3,221,012
------------------------------------------------------------
HEALTHCARE -- MISCELLANEOUS -- 5.0%
 ............................................................
HealthPlan Services Corporation       273,400      4,784,500
------------------------------------------------------------
INSURANCE -- 10.4%
 ............................................................
ESG Re Limited                        284,200      6,145,825
 ............................................................
FPIC Insurance Group, Inc. #           36,100      1,213,862
 ............................................................
Stirling Cooke Brown Holdings
  Limited                              88,900      2,500,313
 ...................... ......................     ----------
                                                   9,860,000
------------------------------------------------------------
MACHINERY -- 4.8%
 ............................................................
Denison International PLC ADR #       183,000      3,614,250
 ............................................................
Hawk Corporation Class A #             56,100        988,763
 ...................... ......................     ----------
                                                   4,603,013
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Northwest Pipe Company #               12,900        303,150
------------------------------------------------------------
MISCELLANEOUS -- 12.5%
 ............................................................
American Coin Merchandising,
  Inc. #                              347,000      6,853,250
 ............................................................
Mac-Gray Corporation #                 17,400        221,850
 ............................................................
Ralcorp Holdings, Inc. #              155,000      2,925,625
 ............................................................
Zapata Corporation                    190,300      1,879,212
 ...................... ......................     ----------
                                                  11,879,937
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 2.2%
 ............................................................
Abraxas Petroleum Corporation #        83,100        758,288
 ............................................................
Trico Marine Services, Inc. #         100,100      1,370,119
 ...................... ......................     ----------
                                                   2,128,407
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares         Value
------------------------------------------------------------
OIL & GAS DRILLING -- 2.2%
 ............................................................
Coho Energy, Inc. #                   134,000    $   904,500
 ............................................................
Nuevo Energy Company #                 36,000      1,156,500
 ...................... ......................     ----------
                                                   2,061,000
------------------------------------------------------------
PUBLISHING -- 3.9%
 ............................................................
Playboy Enterprises, Inc. Class
  A #                                  35,500        581,313
 ............................................................
Playboy Enterprises, Inc. #           177,900      3,157,725
 ...................... ......................     ----------
                                                   3,739,038
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 3.7%
 ............................................................
Dominick's Supermarkets, Inc. #        79,700      3,551,631
------------------------------------------------------------
RETAIL -- JEWELRY -- 4.7%
 ............................................................
Finlay Enterprises, Inc. #             30,000        723,750
 ............................................................
Friedman's, Inc. #                    223,600      3,703,375
 ...................... ......................     ----------
                                                   4,427,125
------------------------------------------------------------
SAVINGS & LOANS -- 1.2%
 ............................................................
Coastal Bancorp, Inc.                  48,750      1,194,375
------------------------------------------------------------
SECURITY SERVICES -- 0.9%
 ............................................................
Wackenhut Corporation - Class B        39,000        838,500
------------------------------------------------------------
SOFTWARE -- 3.9%
 ............................................................
Vanstar Corporation #                 251,600      3,663,925
------------------------------------------------------------
STEEL FABRICATOR -- 0.8%
 ............................................................
Citation Corporation #                 24,010        480,200
 ............................................................
WHX Corporation #                      19,400        249,775
 ...................... ......................     ----------
                                                     729,975
------------------------------------------------------------

------------------------------------------------------------
                                     Shares         Value
TRANSPORTATION -- AIR FREIGHT -- 2.4%
 ............................................................
AirNet Systems, Inc. #                140,000    $ 2,257,500
------------------------------------------------------------
TRANSPORTATION -- AIRLINES -- 0.7%
 ............................................................
Aviall, Inc. #                         48,000        657,000
------------------------------------------------------------
TRUCKING -- 0.7%
 ............................................................
Allied Holdings, Inc. #                31,200        657,150
------------------------------------------------------------
Total common stocks
  (cost $90,573,759)                              91,239,169
------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS        Principal
-- 1.7%                              Amount         Value
------------------------------------------------------------
Hutchinson Technology, (Acquired
  3/13/98, cost $1,380,000),
  6.0%, 3/15/2005 r                $1,380,000    $ 1,593,900
------------------------------------------------------------
Total investments -- 97.8%
  (cost $91,953,759)                              92,833,069
 ............................................................
Other assets in excess of
  liabilities -- 2.2%                              2,080,207
 ...................... ......................     ----------
                                                 $94,913,276
Total net assets -- 100.0%
------------------------------------------------------------

ADR -- American Depository Receipts.

# -- Non-income producing security.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 93.2%
------------------------------------------------------------
AUSTRALIA -- 2.5%                   Shares             Value
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            3,751,475    $   25,879,227
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Pioneer International, Ltd.      4,578,810        10,916,349
 .................... .....................     -------------
Total Australia                                   36,795,576
------------------------------------------------------------
AUSTRIA -- 0.6%
------------------------------------------------------------
STEEL -- 0.6%
 ............................................................
Boehler-Uddeholm AG                132,640         8,763,278
 .................... .....................     -------------
Total Austria                                      8,763,278
------------------------------------------------------------
CANADA -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Canadian Imperial Bank of
  Commerce                         705,092        22,679,292
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                       804,800        14,858,685
------------------------------------------------------------
METALS & MINERALS -- 1.3%
 ............................................................
Noranda, Inc.                    1,067,399        18,436,695
 .................... .....................     -------------
Total Canada                                      55,974,672
------------------------------------------------------------
DENMARK -- 0.7%
------------------------------------------------------------
BANKS -- 0.7%
 ............................................................
BG Bank A/S                        162,505        10,064,796
 .................... .....................     -------------
Total Denmark                                     10,064,796
------------------------------------------------------------
FINLAND -- 2.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.1%
 ............................................................
Metra OYJ ABP                      336,011        11,023,812
 ............................................................
UPM-Kymmene OYJ                    732,430        20,158,067
 .................... .....................     -------------
                                                  31,181,879
------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
Rauma Group OYJ                    251,930         5,165,807
 .................... .....................     -------------
Total Finland                                     36,347,686
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
FRANCE -- 8.4%
------------------------------------------------------------
BANKS -- 2.1%
 ............................................................
Societe Generale                   150,880    $   31,368,715
------------------------------------------------------------
BEVERAGES -- 1.2%
 ............................................................
Pernod-Ricard SA                   263,778        18,280,260
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ............................................................
Lafarge SA                         271,572        28,073,385
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.8%
 ............................................................
Elf Aquitaine SA                   181,500        25,516,748
------------------------------------------------------------
TOBACCO -- 1.4%
 ............................................................
SEITA SA                           455,293        20,633,424
 .................... .....................     -------------
Total France                                     123,872,532
------------------------------------------------------------
GERMANY -- 4.8%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Commerzbank AG                     485,960        18,495,747
------------------------------------------------------------
BUILDING MATERIALS -- 1.9%
 ............................................................
Friedrich Grohe AG                  33,208        11,222,437
 ............................................................
Dyckerhoff AG                       45,200        17,653,961
 .................... .....................     -------------
                                                  28,876,398
------------------------------------------------------------
CHEMICALS -- 0.7%
 ............................................................
Bayer AG                           189,886         9,825,495
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Buderus AG                          27,795        13,860,282
 .................... .....................     -------------
Total Germany                                     71,057,922
------------------------------------------------------------
HONG KONG -- 7.2%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
HSBC Holdings PLC                  880,400        21,531,153
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Yanzhou Coal Mining Co., Ltd.
  #                             21,746,000         4,153,547
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              32,175,000        15,467,598
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
RETAIL -- GENERAL MERCHANDISE -- 0.2%
 ............................................................
Dickson Concepts
  (International), Ltd.          2,208,000    $    3,077,520
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.5%
 ............................................................
Hang Lung Development Company    8,150,000         8,098,906
 ............................................................
New World Development Co.,
  Ltd.                           7,124,000        13,790,919
 .................... .....................     -------------
                                                  21,889,825
------------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ............................................................
CLP Holdings Limited             4,540,000        20,682,765
 ............................................................
Swire Pacific Ltd. - Class A     3,419,800        12,909,357
 .................... .....................     -------------
                                                  33,592,122
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.5%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                           3,807,200         7,149,024
 .................... .....................     -------------
Total Hong Kong                                  106,860,789
------------------------------------------------------------
IRELAND -- 2.3%
------------------------------------------------------------
FOOD PRODUCERS -- 0.6%
 ............................................................
Greencore Group PLC              1,546,416         8,412,277
------------------------------------------------------------
PAPER -- 1.7%
 ............................................................
Jefferson Smurfit Group PLC      8,482,255        25,200,756
 .................... .....................     -------------
Total Ireland                                     33,613,033
------------------------------------------------------------
ITALY -- 1.7%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.7%
 ............................................................
ENI SPA                          3,783,924        24,799,703
 .................... .....................     -------------
Total Italy                                       24,799,703
------------------------------------------------------------
JAPAN -- 9.4%
------------------------------------------------------------
AUTO PARTS -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.    1,414,000         6,979,068
------------------------------------------------------------
AUTOS & TRUCKS -- 0.4%
 ............................................................
Suzuki Motor Corporation           647,000         5,873,977
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.7%
 ............................................................
Nintendo Co., Ltd.                 263,800    $   24,425,043
------------------------------------------------------------
ELECTRONICS -- 3.0%
 ............................................................
Kyocera Corporation                466,900        22,809,249
 ............................................................
Nichicon Corporation             1,165,000        13,011,131
 ............................................................
Sony Corporation                    99,400         8,558,777
 .................... .....................     -------------
                                                  44,379,157
------------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ............................................................
Promise Company, Ltd.              442,400        18,201,562
------------------------------------------------------------
IRON/STEEL -- 0.6%
 ............................................................
Yodogawa Steel Works             1,911,000         8,936,404
------------------------------------------------------------
LEISURE -- TOYS -- 1.5%
 ............................................................
NAMCO, Ltd.                        963,300        22,488,681
------------------------------------------------------------
REAL ESTATE INVESTMENT & MANAGEMENT -- 0.5%
 ............................................................
Daito Trust Construction Co.,
  Ltd.                             949,000         7,179,810
 .................... .....................     -------------
Total Japan                                      138,463,702
------------------------------------------------------------
NETHERLANDS -- 8.4%
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
ABN AMRO Holding N.V.            1,043,725        24,422,757
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                    109,074        24,246,745
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ............................................................
Hollandsche Beton Groep N.V.       381,500         7,951,738
------------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
Fortis Amev N.V.                   242,471        14,196,236
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.2%
 ............................................................
ING Groep N.V.                     490,381        32,109,941
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
Koninklijke KPN NV                 331,530        12,761,045
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.6%
 ............................................................
TNT Post Group N.V. #              331,530    $    8,474,768
 ..........................................     -------------
Total Netherlands                                124,163,230
------------------------------------------------------------
NEW ZEALAND -- 0.3%
------------------------------------------------------------
BUILDING MATERIALS -- 0.3%
 ............................................................
Fletcher Challenge Building      3,788,279         4,719,467
 ..........................................     -------------
Total New Zealand                                  4,719,467
------------------------------------------------------------
NORWAY -- 1.7%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.6%
 ............................................................
Kvaerner ASA - Class A             267,545         9,065,139
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed Amersham                 2,172,315        16,136,225
 ..........................................     -------------
Total Norway                                      25,201,364
------------------------------------------------------------
SINGAPORE -- 1.0%
------------------------------------------------------------
BANKS -- 0.5%
 ............................................................
Development Bank of
  Singapore, Ltd.                1,443,370         7,987,957
------------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 0.5%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                           2,780,600         7,507,620
 ..........................................     -------------
Total Singapore                                   15,495,577
------------------------------------------------------------
SPAIN -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Banco Santander SA                 846,000        21,690,179
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ............................................................
Repsol SA                          353,375        19,504,986
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
Telefonica de Espana SA            316,363        14,651,600
 ..........................................     -------------
Total Spain                                       55,846,765
------------------------------------------------------------
SWEDEN -- 1.5%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB - Class B          1,313,650        22,566,925
 ..........................................     -------------
Total Sweden                                      22,566,925
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
SWITZERLAND -- 9.6%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Credit Suisse Group                 84,448    $   18,790,199
------------------------------------------------------------
BUILDING MATERIALS -- 0.6%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                       5,080         8,875,194
------------------------------------------------------------
FOOD PRODUCERS -- 1.8%
 ............................................................
Nestle SA "registered"              12,189        26,084,639
------------------------------------------------------------
INSURANCE -- 1.7%
 ............................................................
Swiss Reinsurance Co.
  "registered"                      10,090        25,517,493
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.7%
 ............................................................
SIG Schweizerische Industrie-
  Gesellschaft Holding              21,432        17,450,099
 ............................................................
Sulzer AG "registered" (P.C.)       28,680        22,632,970
 ..........................................     -------------
                                                  40,083,069
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.5%
 ............................................................
Novartis AG "registered"            13,633        22,685,535
 ..........................................     -------------
Total Switzerland                                142,036,129
------------------------------------------------------------
UNITED KINGDOM -- 23.0%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.6%
 ............................................................
Coats Viyella PLC                7,665,850         9,400,992
------------------------------------------------------------
AUTOS -- 0.8%
 ............................................................
Lex Service PLC                  1,367,300        11,292,628
------------------------------------------------------------
BANKS -- 2.9%
 ............................................................
Abbey National PLC               1,022,349        18,166,648
 ............................................................
National Westminster Bank PLC    1,401,031        25,035,901
 ..........................................     -------------
                                                  43,202,549
------------------------------------------------------------
BUILDING MATERIALS -- 1.7%
 ............................................................
Hanson PLC                       4,012,587        24,386,532
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
DIVERSIFIED -- 1.4%
 ............................................................
Cookson Group PLC                6,214,560    $   21,360,117
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.5%
 ............................................................
BTR PLC                          5,819,190        16,505,834
 ............................................................
Elementis PLC                    1,813,920         4,600,317
 ............................................................
Tomkins PLC                      5,529,083        30,005,193
 ..........................................     -------------
                                                  51,111,344
------------------------------------------------------------
ENERGY -- MISCELLANEOUS -- 0.5%
 ............................................................
BG PLC                           1,235,294         7,141,667
------------------------------------------------------------
FOOD & BEVERAGES -- 1.6%
 ............................................................
Allied Domecq PLC                2,578,004        24,216,869
------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
 ............................................................
Hillsdown Holdings PLC           8,384,145        22,801,971
 ............................................................
Tate & Lyle PLC                    666,200         5,282,661
 ..........................................     -------------
                                                  28,084,632
------------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
CGU PLC                          1,514,885        28,258,394
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ............................................................
Medeva PLC                       5,075,970        14,397,729
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.1%
 ............................................................
Safeway PLC                      2,502,850        16,390,813
------------------------------------------------------------
TOBACCO -- 1.9%
 ............................................................
B.A.T Industries PLC             2,787,129        27,901,936
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Powergen PLC                     1,080,000        14,920,388
------------------------------------------------------------
UTILITY -- WATER -- 1.2%
 ............................................................
Hyder PLC                        1,129,000        17,688,278
 ..........................................     -------------
Total United Kingdom                             339,754,868
 ............................................................
Total common stocks
  (cost $1,183,166,225)                        1,376,398,014
------------------------------------------------------------

SHORT-TERM INVESTMENTS
-- 6.7%
-----------------------------------------------------------
                                 Principal
COMMERCIAL PAPER -- 6.4%            Amount            Value
-----------------------------------------------------------
Centex Corporation
  7.00%, 7/01/1998             $20,000,000   $   20,000,000
 ...........................................................
International Lease Finance
  Corporation
  5.51%, 7/07/1998              30,000,000       29,972,450
 ...........................................................
Lockheed Martin Corporation
  5.67%, 7/06/1998              44,750,000       44,714,759
 ..........................................    -------------
                                                 94,687,209
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.3%
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              4,826,689        4,826,689
-----------------------------------------------------------
Total short-term investments
  (cost $99,513,898)                             99,513,898
-----------------------------------------------------------
Total investments -- 99.9%
  (cost $1,282,680,123)                       1,475,911,912
 ...........................................................
Other assets in excess of
  liabilities -- 0.1%                               893,472
 ..........................................    -------------
Total net assets -- 100.0%                   $1,476,805,384
-----------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

       COMMON STOCKS -- 99.4%
-----------------------------------------------------------
AUSTRALIA -- 2.9%                      Shares         Value
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Australia & New Zealand Banking
  Group, Ltd.                          16,940    $  116,859
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 1.3%
 ...........................................................
Reinsurance Australia Corporation      37,170        94,878
 ...................... ......................     ---------
Total Australia                                     211,737
-----------------------------------------------------------
CANADA -- 2.9%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Canadian Imperial Bank of Commerce     3,710        119,332
-----------------------------------------------------------
METALS & MINERALS -- 1.3%
 ...........................................................
Noranda, Inc.                          5,415         93,531
 ...................... ......................     ---------
Total Canada                                        212,863
-----------------------------------------------------------
FINLAND -- 2.7%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.7%
 ...........................................................
UPM-Kymmene Corporation OYJ            4,035        111,052
 ...........................................................
Metra OYJ ABP                          2,651         86,974
 ...................... ......................     ---------
Total Finland                                       198,026
-----------------------------------------------------------
FRANCE -- 6.4%
-----------------------------------------------------------
BANKS -- 2.0%
 ...........................................................
Societe Generale                         725        150,731
-----------------------------------------------------------
BEVERAGES -- 1.1%
 ...........................................................
Pernod-Ricard SA                       1,200         83,162
-----------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ...........................................................
Lafarge SA                             1,327        137,177
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
SEITA SA                               2,235        101,288
 ...................... ......................     ---------
Total France                                        472,358
-----------------------------------------------------------

GERMANY -- 2.7%                        Shares      Value
-----------------------------------------------------------
BANKS -- 1.3%
 ...........................................................
Commerzbank AG                         2,500     $   95,151
-----------------------------------------------------------
MEDICAL PRODUCTS -- 1.4%
 ...........................................................
Draegerwerk AG                         4,185         99,928
 ...................... ......................     ---------
Total Germany                                       195,079
-----------------------------------------------------------
HONG KONG -- 3.7%
-----------------------------------------------------------
BANKS -- 0.6%
 ...........................................................
Dao Heng Bank Group, Ltd.              30,000        42,588
-----------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.9%
 ...........................................................
New World Development Co., Ltd.        33,000        63,883
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.5%
 ...........................................................
Dickson Concepts International, Ltd.   28,000        39,027
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 1.3%
 ...........................................................
CLP Holdings Limited                   22,000       100,225
-----------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.4%
 ...........................................................
Hong Kong Telecommunications, Ltd.     14,800        27,791
 ...................... ......................     ---------
Total Hong Kong                                     273,514
-----------------------------------------------------------
IRELAND -- 1.7%
-----------------------------------------------------------
PAPER -- 1.7%
 ...........................................................
Jefferson Smurfit Group PLC            41,620       123,653
 ...................... ......................     ---------
Total Ireland                                       123,653
-----------------------------------------------------------
ITALY -- 1.1%
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.1%
 ...........................................................
ENI SPA                                12,000        78,648
 ...................... ......................     ---------
Total Italy                                          78,648
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
AUTO PARTS -- 0.9%
 ...........................................................
NIFCO, Inc.                            8,000     $   63,407
-----------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ...........................................................
Nintendo Co., Ltd.                     1,400        129,625
-----------------------------------------------------------
ELECTRONICS -- 3.0%
 ...........................................................
Kyocera Corporation                    2,500        122,131
 ...........................................................
Nichicon Corporation                   9,000        100,515
 ...................... ......................     ---------
                                                    222,646
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 ...........................................................
Promise Company, Ltd.                  2,550        104,914
-----------------------------------------------------------
FOODS -- 0.8%
 ...........................................................
MOS Food Services                      5,000         59,444
-----------------------------------------------------------
LEISURE/TOYS -- 2.0%
 ...........................................................
NAMCO, Ltd.                            6,300        147,076
 ...................... ......................     ---------
Total Japan                                         727,112
-----------------------------------------------------------
NETHERLANDS -- 7.3%
-----------------------------------------------------------
BANKS -- 1.7%
 ...........................................................
ABN AMRO Holding N.V.                  5,335        124,837
-----------------------------------------------------------
CHEMICALS -- 1.8%
 ...........................................................
Akzo Nobel N.V.                          605        134,489
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.8%
 ...........................................................
Hollandsche Beton Groep N.V            6,415        133,710
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.0%
 ...........................................................
ING Groep N.V.                         2,165        141,763
 ...................... ......................     ---------
Total Netherlands                                   534,799
-----------------------------------------------------------
NEW ZEALAND -- 1.2%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ...........................................................
Fletcher Challenge Building            69,015        85,979
 ...................... ......................     ---------
Total New Zealand                                    85,979
-----------------------------------------------------------
NORWAY -- 1.2%
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ...........................................................
Kvaerner ASA - Class A                   960         32,527
-----------------------------------------------------------

JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
 ...........................................................
Nycomed Amersham PLC -- Class B        7,805     $   57,977
 ...................... ......................     ---------
Total Norway                                         90,504
-----------------------------------------------------------
SINGAPORE -- 0.5%
-----------------------------------------------------------
DIVERSIFIED -- 0.5%
 ...........................................................
Jardine Matheson Holdings, Ltd.        14,000        37,800
 ...................... ......................     ---------
Total Singapore                                      37,800
-----------------------------------------------------------
SPAIN -- 1.3%
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ...........................................................
Repsol SA                              1,700         93,834
 ...................... ......................     ---------
Total Spain                                          93,834
-----------------------------------------------------------
SWEDEN -- 1.6%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ...........................................................
Electrolux AB - Class B                6,675        114,668
 ...................... ......................     ---------
Total Sweden                                        114,668
-----------------------------------------------------------
SWITZERLAND -- 8.2%
-----------------------------------------------------------
BANKS -- 0.8%
 ...........................................................
Credit Suisse Group                      257         57,184
-----------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ...........................................................
Forbo Holding AG "registered"            224        114,008
-----------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ...........................................................
Nestle SA "registered"                    38         81,321
-----------------------------------------------------------
INSURANCE -- 1.8%
 ...........................................................
Swiss Reinsurance Co. "registered"        52        131,507
-----------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.4%
 ...........................................................
SIG Schweizerische
  Industrie-Gesellschaft Holding AG      128        104,219
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ...........................................................
Novartis AG                               70        116,481
 ...................... ......................     ---------
Total Switzerland                                   604,720
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
UNITED KINGDOM -- 18.0%                Shares      Value
-----------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ...........................................................
Coats Viyella PLC                      59,050    $   72,416
-----------------------------------------------------------
AUTOS -- 1.2%
 ...........................................................
Lex Service PLC                        10,900        90,024
-----------------------------------------------------------
BANKS -- 1.2%
 ...........................................................
National Westminster Bank PLC          4,900         87,561
-----------------------------------------------------------
BUILDING MATERIALS -- 2.0%
 ...........................................................
Hanson PLC                             24,100       146,468
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 6.0%
 ...........................................................
BTR PLC                                32,417        91,950
 ...........................................................
Cookson Group PLC                      27,000        92,802
 ...........................................................
Elementis PLC                          47,400       120,212
 ...........................................................
Tomkins PLC                            25,432       138,014
 ...................... ......................     ---------
                                                    442,978
-----------------------------------------------------------
FOOD & BEVERAGES -- 1.3%
 ...........................................................
Allied Domecq PLC                      9,860         92,621
-----------------------------------------------------------
INSURANCE -- 1.6%
 ...........................................................
CGU PLC                                6,340        118,265
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ...........................................................
Medeva PLC                             25,878        73,402
-----------------------------------------------------------
TOBACCO -- 1.9%
 ...........................................................
B.A.T. Industries PLC                  14,000       140,154
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 0.8%
 ...........................................................
Powergen PLC                           4,400         60,787
 ...................... ......................     ---------
Total United Kingdom                              1,324,676
-----------------------------------------------------------

-----------------------------------------------------------
UNITED STATES -- 26.1%                 Shares      Value
-----------------------------------------------------------
AEROSPACE -- 1.5%
 ...........................................................
Northrop Grumman Corporation           1,100     $  113,438
-----------------------------------------------------------
AUTOS & TRUCKS -- 2.2%
 ...........................................................
Ford Motor Company                     1,100         64,900
 ...........................................................
General Motors Corporation             1,400         93,538
 ...................... ......................     ---------
                                                    158,438
-----------------------------------------------------------
BANKS -- 2.4%
 ...........................................................
Bankers Trust Corporation                500         58,031
 ...........................................................
First Chicago NBD Corporation          1,300        115,212
 ...................... ......................     ---------
                                                    173,243
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ...........................................................
Weyerhaeuser Company                   2,000         92,375
-----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ...........................................................
Tenneco, Inc.                          1,600         60,900
-----------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
 ...........................................................
Associates First Capital Corporation       1             71
 ...........................................................
Beneficial Corporation                   400         61,275
 ...................... ......................     ---------
                                                     61,346
-----------------------------------------------------------
INSURANCE -- 2.0%
 ...........................................................
Safeco Corporation                     1,800         81,675
 ...........................................................
TIG Holdings, Inc.                     2,800         64,400
 ...................... ......................     ---------
                                                    146,075
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
MACHINERY -- 1.1%
 ...........................................................
New Holland N.V.                       4,200     $   82,425
-----------------------------------------------------------
METALS & MINING -- 0.9%
 ...........................................................
Aluminum Company of America            1,000         65,937
-----------------------------------------------------------
OIL -- DOMESTIC -- 2.4%
 ...........................................................
Occidental Petroleum Corporation       2,300         62,100
 ...........................................................
Phillips Petroleum Company             2,400        115,650
 ...................... ......................     ---------
                                                    177,750
-----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.3%
 ...........................................................
Eastman Kodak Company                  1,300         94,981
-----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ...........................................................
Waste Management, Inc.                 2,400         84,000
-----------------------------------------------------------
RAILROADS -- 0.9%
 ...........................................................
Norfolk Southern Corporation           2,300         68,569
-----------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 0.8%
 ...........................................................
Abercrombie & Fitch Co. #              1,290         56,760
-----------------------------------------------------------
STEEL -- 0.7%
 ...........................................................
USX-U.S. Steel Group, Inc.             1,600         52,800
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
Philip Morris Companies, Inc.          2,600        102,375
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ...........................................................
Illinova Corporation                   2,100         63,000
 ...........................................................
PacifiCorp                             1,200         27,150
 ...........................................................
PP&L Resources, Inc.                   3,400         77,138
 ...................... ......................     ---------
                                                    167,288
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.2%
 ...........................................................
ALLTEL Corporation                     1,800         83,700
 ...........................................................
AT&T Corp.                             1,300         74,262
 .............................................     ---------
                                                    157,962
 .............................................     ---------
Total United States                               1,916,662
-----------------------------------------------------------
Total common stocks
  (cost $6,771,625)                               7,296,632
-----------------------------------------------------------

                                     Principal
CASH EQUIVALENTS -- 1.8%              Amount       Value
-----------------------------------------------------------
Chase Bank Domestic Liquidity Fund
  (cost $135,816)                    $135,816    $  135,816
-----------------------------------------------------------
Total investments -- 101.2%
  (cost $6,907,441)                               7,432,448
 ...........................................................
Liabilities in excess of other
  assets -- (1.2)%
 ..............................................      (87,163)
                                                  ---------
Total net assets -- 100.0%                       $7,345,285
-----------------------------------------------------------

# Non-income producing security.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 43.0%                Shares      Value
----------------------------------------------------------
AEROSPACE -- 2.0%
 ..........................................................
Lockheed Martin Corporation            5,700   $   603,487
 ..........................................................
Northrop Grumman Corporation          10,200     1,051,875
 ..........................................................
Rockwell International Corporation     9,000       432,563
 ..................... ......................    ----------
                                                 2,087,925
----------------------------------------------------------
APPAREL & TEXTILES -- 0.5%
 ..........................................................
Russell Corporation                   15,800       476,963
----------------------------------------------------------
AUTO PARTS -- 0.6%
 ..........................................................
Dana Corporation                      11,000       588,500
 ..........................................................
Meritor Automotive, Inc.               2,000        48,000
 ..................... ......................    ----------
                                                   636,500
----------------------------------------------------------
AUTOS & TRUCKS -- 2.6%
 ..........................................................
Ford Motor Company                    25,000     1,475,000
 ..........................................................
General Motors Corporation            18,600     1,242,713
 ..................... ......................    ----------
                                                 2,717,713
----------------------------------------------------------
BANKS -- 2.2%
 ..........................................................
Banc One Corporation                   4,200       234,413
 ..........................................................
Comerica, Inc.                         2,100       139,125
 ..........................................................
First Chicago NBD Corporation          9,800       868,525
 ..........................................................
First Union Corporation               12,100       704,825
 ..........................................................
National City Corporation              4,500       319,500
 ..................... ......................    ----------
                                                 2,266,388
----------------------------------------------------------
BEVERAGES -- 0.5%
 ..........................................................
Anheuser-Busch Companies, Inc.        10,000       471,875
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.9%
 ..........................................................
Georgia-Pacific (Timber Group)        11,400       262,912
 ..........................................................
Weyerhaeuser Company                  15,000       692,813
 ..................... ......................    ----------
                                                   955,725
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
CHEMICALS -- 1.6%
 ..........................................................
The Dow Chemical Company               9,500   $   918,531
 ..........................................................
Eastman Chemical Company              11,400       709,650
 ..........................................................
Millennium Chemicals, Inc.             2,142        72,560
 ..................... ......................    ----------
                                                 1,700,741
----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ..........................................................
Tenneco, Inc.                         21,800       829,763
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ..........................................................
Tupperware Corporation                17,200       483,750
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ..........................................................
Harsco Corporation                    10,000       458,125
----------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
 ..........................................................
Associates First Capital
  Corporation -- Class A               6,552       503,685
 ..........................................................
Beneficial Corporation                 4,200       643,387
 ..........................................................
Transamerica Corporation               3,600       414,450
 ..................... ......................    ----------
                                                 1,561,522
----------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.2%
 ..........................................................
American Home Products Corporation       800        41,400
 ..........................................................
Bristol Myers Squibb Company           1,600       183,900
 ..................... ......................    ----------
                                                   225,300
----------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.1%
 ..........................................................
Baxter International, Inc.             2,800       150,675
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.9%
 ..........................................................
Whirlpool Corporation                 13,700       941,875
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
INSURANCE -- 3.0%
 ..........................................................
American General Corporation          10,700   $   761,706
 ..........................................................
Harleysville Group, Inc.              18,000       373,500
 ..........................................................
Lincoln National Corporation           5,000       456,875
 ..........................................................
Safeco Corporation                    14,200       644,325
 ..........................................................
St. Paul Companies, Inc.              14,200       597,288
 ..........................................................
TIG Holdings, Inc.                    13,900       319,700
 ..................... ......................    ----------
                                                 3,153,394
----------------------------------------------------------
LEISURE/TOYS -- 0.5%
 ..........................................................
Fortune Brands, Inc.                  12,500       480,469
----------------------------------------------------------
MACHINERY -- 0.7%
 ..........................................................
Deere & Company                        1,500        79,312
 ..........................................................
New Holland N.V.                      34,000       667,250
 ..................... ......................    ----------
                                                   746,562
----------------------------------------------------------
METALS & MINING -- 1.9%
 ..........................................................
Aluminum Company of America           13,300       876,969
 ..........................................................
Phelps Dodge Corporation               9,000       514,687
 ..........................................................
Reynolds Metals Company                9,900       553,781
 ..................... ......................    ----------
                                                 1,945,437
----------------------------------------------------------
OIL -- DOMESTIC -- 3.6%
 ..........................................................
Atlantic Richfield Company            10,700       835,938
 ..........................................................
Occidental Petroleum Corporation      31,000       837,000
 ..........................................................
Phillips Petroleum Company            22,600     1,089,038
 ..........................................................
USX-Marathon Group, Inc.              18,000       617,625
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                         14,000       441,875
 ..................... ......................    ----------
                                                 3,821,476
----------------------------------------------------------
PAPER -- 1.4%
 ..........................................................
Georgia-Pacific Group                  6,700       394,881
 ..........................................................
International Paper Company           16,000       688,000
 ..........................................................
Union Camp Corporation                 7,500       372,188
 ..................... ......................    ----------
                                                 1,455,069
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.7%
 ..........................................................
Eastman Kodak Company                  9,700   $   708,706
----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ..........................................................
Browning-Ferris Industries, Inc.      11,918       414,150
 ..........................................................
Waste Management, Inc.                20,900       731,500
 ..................... ......................    ----------
                                                 1,145,650
----------------------------------------------------------
RAILROADS -- 1.0%
 ..........................................................
CSX Corporation                        8,000       364,000
 ..........................................................
Norfolk Southern Corporation          23,000       685,687
 ..................... ......................    ----------
                                                 1,049,687
----------------------------------------------------------
RETAIL -- 1.8%
 ..........................................................
Intimate Brands, Inc.                 13,200       363,825
 ..........................................................
J.C. Penney Company, Inc.              7,500       542,344
 ..........................................................
May Department Stores Company          8,000       524,000
 ..........................................................
Sears, Roebuck & Company               8,200       500,713
 ..................... ......................    ----------
                                                 1,930,882
----------------------------------------------------------
SAVINGS & LOAN -- 1.5%
 ..........................................................
Fannie Mae                            13,500       820,125
 ..........................................................
H.F. Ahmanson & Company               11,000       781,000
 ..................... ......................    ----------
                                                 1,601,125
----------------------------------------------------------
STEEL -- 0.7%
 ..........................................................
USX-U.S. Steel Group, Inc.            23,000       759,000
----------------------------------------------------------
TOBACCO -- 1.4%
 ..........................................................
Philip Morris Companies, Inc.         36,000     1,417,500
----------------------------------------------------------
TRUCKING -- 0.2%
 ..........................................................
Ryder System, Inc.                     5,600       176,750
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.9%
 ..........................................................
CMS Energy Corporation                 5,600   $   246,400
 ..........................................................
Central & South West Corporation      14,700       395,063
 ..........................................................
DTE Energy Company                    12,000       484,500
 ..........................................................
Edison International                  19,300       570,556
 ..........................................................
Entergy Corporation                    7,700       221,375
 ..........................................................
GPU, Inc.                              5,700       215,531
 ..........................................................
Illinova Corporation                  27,000       810,000
 ..........................................................
PacifiCorp                            18,300       414,038
 ..........................................................
PECO Energy Company                   14,000       408,625
 ..........................................................
PP&L Resources, Inc.                  20,600       467,362
 ..........................................................
Public Service Enterprises Group,
  Inc.                                 7,100       244,506
 ..........................................................
SCANA Corporation                     14,700       438,244
 ..........................................................
Texas Utilities Company                5,538       230,519
 ..................... ......................    ----------
                                                 5,146,719
----------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.5%
 ..........................................................
Nicor, Inc.                            6,000       240,750
 ..........................................................
Peoples Energy Corporation             8,500       328,312
 ..................... ......................    ----------
                                                   569,062
----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.8%
 ..........................................................
AT&T Corporation                      16,400       936,850
 ..........................................................
ALLTEL Corporation                    16,100       748,650
 ..........................................................
Bell Atlantic Corporation             12,288       560,640
 ..........................................................
SBC Communications, Inc.              17,314       692,560
 ..................... ......................    ----------
                                                 2,938,700
----------------------------------------------------------
Total common stocks (cost
  $36,671,272)                                  45,011,028
----------------------------------------------------------

CORPORATE BONDS                   Principal
-- 19.2%                           Amount         Value
----------------------------------------------------------
BANKS -- 2.3%
 ..........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                    $ 1,500,000   $ 1,494,529
 ..........................................................
MBNA Global Capital Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                      1,000,000       932,881
 ..................... ......................    ----------
                                                 2,427,410
----------------------------------------------------------
EUROBANKS -- 5.8%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                     2,500,000     2,509,500
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #            2,000,000     2,006,922
 ..........................................................
Okobank, CLB 9/27/1999,
  7.23828%, 9/29/2049 #            1,500,000     1,498,007
 ..................... ......................    ----------
                                                 6,014,429
----------------------------------------------------------
FINANCIAL SERVICES -- 6.8%
 ..........................................................
Countrywide Home Loans, Inc.,
  6.84%, 10/22/2004                2,500,000     2,564,855
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $998,883),
  6.85%, 8/25/2007 r               1,000,000     1,037,516
 ..........................................................
Lehman Brothers, Inc., 6.50%,
  4/15/2008                        2,000,000     2,007,506
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998,
  cost $1,483,505), 5.90%,
  1/06/2003 r                      1,500,000     1,504,261
 ..................... ......................    ----------
                                                 7,114,138
----------------------------------------------------------
PAPER -- 1.8%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                1,828,480     1,868,381
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                  Principal
                                   Amount         Value
----------------------------------------------------------
TRANSPORTATION -- 2.5%
 ..........................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002               $   150,000   $   165,603
  10.50%, 4/30/2016                  750,000     1,011,934
 ..........................................................
Northwest Airlines, Inc.,
  11.30%, 12/21/2012               1,078,338     1,427,613
 ..................... ......................    ----------
                                                 2,605,150
----------------------------------------------------------
Total corporate bonds (cost
  $19,813,501)                                  20,029,508
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.4%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation,
  1189 K, 9.570629%, 1/15/2021#      858,708       875,526
 ..........................................................
  2067 PD, 6.50%, 9/15/2026        2,900,000     2,922,733
 ..........................................................
Federal National Mortgage
  Association:
  G93-31 SD, 10.30143%,
    12/25/2022 #                     486,770       476,508
 ..........................................................
  0.00%, 10/09/2019                3,025,000       869,024
 ..........................................................
  1998-34 2, 7.00%, 6/18/2028        866,728       851,424
 ..................... ......................    ----------
                                                 5,995,215
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.0%
 ..........................................................
Government National Mortgage
  Association,
  8404, 7.00%, 9/20/2018 #           948,904       973,755
 ..........................................................
  8919, 6.875%, 2/20/2022 #        1,182,161     1,211,632
 ..........................................................
  8247, 7.00%, 7/20/2023 #           919,357       942,442
 ..................... ......................    ----------
                                                 3,127,829
----------------------------------------------------------

                                  Principal
                                   Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation:
  1627 PN (IO), 6.00%,
  9/15/2022                      $ 3,100,000   $   933,852
 ..........................................................
  1965 SA (Inverse IO),
    2.049999%, 3/15/2024 #         3,050,000       408,194
 ..........................................................
Federal National Mortgage
  Association:
  1997-65 A (PO), 0.00%,
  9/25/2000                        1,585,179     1,466,200
 ..................... ......................    ----------
                                                 2,808,246
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $11,868,698)                            11,931,290
----------------------------------------------------------

NON-AGENCY MORTGAGE-
BACKED SECURITIES
-- 19.5%
------------------------------------------------------------
ASSET-BACKED
  SECURITIES -- 16.5%
 ............................................................
Aesop Funding II LLC (Acquired
  7/23/97, cost $2,200,000),
  1997-1 A1, 6.22%, 10/20/2001r     2,200,000      2,220,735
 ............................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, cost $1,195,453),
  1998-1 A1, 7.45%, 3/15/2006 r     1,195,453      1,197,879
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018       1,750,000      1,782,296
 ............................................................
Firstplus Home Loan Owner
  Trust, 1998-1 A4, 6.20%,
  3/10/2015                         1,500,000      1,505,542
 ............................................................
Green Tree Financial
  Corporation, 1996-5 B2,
  8.45%, 7/15/2027                  1,549,754      1,634,990
 ............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $1,399,872), 1998-1A A,
  6.125%, 1/20/2007 r               1,400,000      1,398,412
 ............................................................
IMC Home Equity Loan Trust,
  1996-4 A4, 7.11%, 8/25/2014       1,250,000      1,290,967
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                   Principal
                                    Amount          Value
------------------------------------------------------------
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%,
    3/04/2020                       1,000,000      1,102,813
 ............................................................
  1998-D6 A1B, 6.59%, 3/17/2028     2,500,000      2,572,162
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                      23,240,320      1,856,506
 ............................................................
Donaldson, Lufkin & Jenrette
  (Acquired 4/25/1997, cost
  $732,279), 1997-CF1 S (IO),
  1.09368%, 3/15/2017 # r          11,859,874        733,830
 ...................... ......................     ----------
                                                  17,296,132
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
 ............................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                          896,719        894,192
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, 5/25/2026                    380,084        381,249
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026         1,843,801      1,878,505
 ...................... ......................     ----------
                                                   3,153,946
------------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $20,161,367)                              20,450,078
------------------------------------------------------------

PREFERRED STOCKS
-- 0.9%                            Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                        1,000       953,750
----------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 5.1%                            Amount         Value
-----------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016              $ 1,500,000   $  1,801,408
 ...........................................................
  6.50%, 11/15/2026                  750,000        833,203
 ...........................................................
  6.375%, 8/15/2027                  750,000        824,063
 ...........................................................
  6.125%, 11/15/2027                 750,000        803,907
 ..................... ......................    -----------
                                                  4,262,581
-----------------------------------------------------------
U.S. Treasury Notes:
 ...........................................................
  6.625%, 5/15/2007                1,000,000      1,075,001
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $5,199,250)                               5,337,582
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
-----------------------------------------------------------
VARIABLE RATE DEMAND
  NOTES* -- 2.4%
 ...........................................................
General Mills, Inc., 5.2651%       1,621,420      1,621,420
 ...........................................................
Sara Lee, Corp., 5.2562%             878,922        878,922
 ..................... ......................    -----------
Total short-term investments                      2,500,342
  (cost $2,500,342)
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $97,214,430)                            106,213,578
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                               (1,618,165)
 ..................... ......................    -----------
                                               $104,595,413
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO-- Principal Only.

ETC -- Equipment Trust Certificate.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

        CORPORATE BONDS AND          Principal
          NOTES -- 25.3%               Amount        Value
-------------------------------------------------------------
APPAREL -- 0.8%
 .............................................................
La Petite Holdings, CLB 8/01/1998,
  9.625%, 8/01/2001                  $  350,000   $   360,500
-------------------------------------------------------------
BANKS -- 3.3%
 .............................................................
The Hertz Corporation, 6.625%,
  5/15/2008                           1,000,000     1,011,861
 .............................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                           500,000       498,176
 ................. .................
                                                   ----------
                                                    1,510,037
-------------------------------------------------------------
EUROBANKS -- 2.0%
 .............................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                    500,000       503,919
 .............................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049 #         555,000       412,143
 ................. .................
                                                   ----------
                                                      916,062
-------------------------------------------------------------
FINANCIAL SERVICES -- 6.9%
 .............................................................
Newcourt Credit Group,
  5.91%, 10/24/2000 #                   500,000       501,505
 .............................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #                  750,000       751,632
 .............................................................
General Motors Acceptance Corp.,
  8.25%, 3/01/2005                    1,000,000     1,113,549
 .............................................................
Lehman Brothers, Inc.,
  6.50%, 4/15/2008                      750,000       752,815
 ................. .................
                                                   ----------
                                                    3,119,501
-------------------------------------------------------------
INDUSTRIAL -- 0.6%
 .............................................................
Westinghouse Electric Corporation,
  8.93%, 6/22/1999                      250,000       255,462
-------------------------------------------------------------

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
OIL & GAS (DOMESTIC) -- 1.0%
 .............................................................
Harcor Energy, Inc., CLB 7/15/1999,
  14.875%, 7/15/2002                 $  400,000   $   475,000
-------------------------------------------------------------
SAVINGS & LOAN -- 1.1%
 .............................................................
Western Financial Savings, CLB
  7/1/2000, 8.50%, 7/01/2003            500,000       492,423
-------------------------------------------------------------
TELECOMMUNICATIONS -- 6.5%
 .............................................................
Comcast Cable Communications, Inc.,
  8.375%, 5/01/2007                     500,000       562,470
 .............................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007+        1,150,000     1,000,500
 .............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                    500,000       547,873
 .............................................................
Worldcom, Inc., CLB 1/15/2001,
  8.875%, 1/15/2006                     775,000       842,813
 ................. .................
                                                   ----------
                                                    2,953,656
-------------------------------------------------------------
TRANSPORTATION -- 2.1%
 .............................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002                      250,000       276,005
 .............................................................
  10.50%, 4/30/2016                     500,000       674,622
 ................. .................
                                                   ----------
                                                      950,627
-------------------------------------------------------------
UTILITY -- 1.0%
 .............................................................
Calenergy Co., Inc., CLB 1/15/1999,
  10.25%, 1/15/2004                     400,000       431,000
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $11,349,464)                               11,464,268
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                      Principal
SECURITIES -- 16.5%                    Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  1573 GC, 9.617275%, 1/15/2023 #    $1,272,812   $ 1,237,639
 .............................................................
  1261 J, 8.00%, 7/15/2021              649,703       680,489
 .............................................................
  2067 PD, 6.50%, 9/15/2026           1,500,000     1,511,758
 .............................................................
  1468 S, 11.691%, 2/15/2023 #          449,224       473,348
 .............................................................
  2043 SC, 10.12813%, 4/15/2028 #       399,363       396,272
 .............................................................
  1564 SE, 8.226833%, 8/15/2008 #       353,637       356,257
 .............................................................
  2036 Z, 7.00%, 3/15/2028              109,020       108,679
 .............................................................
  2055 ZA, 6.50%, 5/15/2013           1,005,417       974,611
 .............................................................
Federal National Mortgage
  Association:
  G93-27 SB, 6.46933%, 8/25/2023 #      115,176        98,845
 .............................................................
  1993-37 SB, 7.02916%, 3/25/2023 #     224,549       215,169
 ................. .................
                                                   ----------
                                                    6,053,067
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.1%
 .............................................................
Government National Mortgage
  Association, 8247, 7.00%,
  7/20/2023 #                           459,678       471,221
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.0%
 .............................................................
Federal Home Loan Mortgage
  Corporation, 1965 SA (Inverse
  IO), 2.049999%, 3/15/2024 #         1,000,000       133,834
 .............................................................
Federal National Mortgage
  Association (PO): 1997-76 B,
  0.00%, 6/25/2018                      685,025       671,730
  0.00%, 10/09/2019                     400,000       114,912
 ................. .................
                                                   ----------
                                                      920,476
-------------------------------------------------------------
Total government agency mortgage-
  backed securities (cost
  $7,068,743)                                       7,444,764
-------------------------------------------------------------

NON-AGENCY MORTGAGE-                 Principal
BACKED SECURITIES -- 31.7%             Amount        Value
-------------------------------------------------------------
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.8%
 .............................................................
Associates Manufactured Housing
  Pass-Through Certificates, 1996-2
  A4, 6.60%, 6/15/2027               $  500,000   $   511,772
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 9/24/1997, cost
  $376,613), 1997-5 A1, 7.72%,
  6/15/2005 r                           376,613       378,790
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 2/24/1998, cost
  $170,779), 1998-1 A1, 7.45%,
  3/15/2006 r                           170,779       171,126
 .............................................................
CPS Auto Trust 1998-1 A, 6.00%,
  8/15/2003                             480,628       480,553
 .............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018           600,000       611,073
 .............................................................
Firstplus Home Loan Trust, 1996-2
  A4, 7.35%, 10/20/2009                 499,852       505,758
 .............................................................
Firstplus Home Loan Owner Trust,
  1998-1 A4, 6.20%, 3/10/2015           400,000       401,478
 .............................................................
Green Tree Financial Corporation:
  1995-4 A4, 6.75%, 6/15/2025           400,000       406,334
 .............................................................
  1996-5 B2, 8.45%, 7/15/2027           749,881       791,124
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, 7/15/2018                      450,000       449,016
 .............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $499,954), 1998-1A A, 6.125%,
  1/20/2007 r                           500,000       499,433
 .............................................................
IMC Home Equity Loan Trust, 1996-4
  A4, 7.11%, 8/25/2014                1,000,000     1,032,773
 ................. .................
                                                   ----------
                                                    6,239,230
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                       Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.9%
 .............................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, cost
  $276,801), 1997-R2 AP, 7.04398%,
  12/25/2035 # r                     $  278,498   $   293,173
 .............................................................
CMC Securities Corporation, 1994-G,
  7.00%, 9/25/2024                      200,000       203,959
 .............................................................
Citicorp Mortgage Securities, Inc.:
  1990-D A1, 9.50%, 10/25/2005          129,518       129,432
 .............................................................
  1997-3 A2, 6.92%, 8/25/2027           323,265       324,718
 .............................................................
Collateralized Mortgage Obligations
  Trust, 57-D, 9.90%, 2/01/2019         396,972       428,616
 .............................................................
Commercial Mortgage Acceptance
  Corporation (Acquired 3/13/1998,
  cost $433,589), 1996-C2 A2,
  6.8516%, 9/15/2023 r                  428,831       430,034
 .............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, Series, 1998-C1
  A1B, 6.48%, 5/17/2008               1,000,000     1,017,666
 .............................................................
GE Capital Mortgage Services, Inc.,
  1994-24 A4, 7.00%, 7/25/2024          169,843       172,910
 .............................................................
Housing Securities, Inc.:
  (Acquired 3/03/1995, cost
    $314,978), 1994-1 AB2, 6.50%,
    3/25/2009 r                         477,239       390,501
 .............................................................
  (Acquired 1/19/1995, cost
  $183,274)
  1994-2 B1, 6.50%, 7/25/2009 r         243,554       219,945
 .............................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  5/25/2010                           1,000,000     1,036,980
 .............................................................

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, 3/04/2020     $  750,000   $   827,110
 .............................................................
  1998-D6 A1B, 6.59%, 3/17/2028       1,050,000     1,080,308
 .............................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $998,750), 1998-R2 AP, 4.9739%,
  11/25/2034 r #                      1,000,000       999,061
 .............................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025           540,366       545,389
 ................. .................
                                                   ----------
                                                    8,099,802
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $14,101,007)                    14,339,032
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.5%
-------------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016                   2,500,000     3,002,345
 .............................................................
  6.375%, 8/15/2027                   2,375,000     2,609,533
 .............................................................
  6.125%, 11/15/2027                    775,000       830,704
 .............................................................
U.S. Treasury Notes:
  6.25%, 2/15/2003                      750,000       772,032
 .............................................................
  5.875%, 11/15/2005                    500,000       509,844
 .............................................................
  6.625%, 5/15/2007                     500,000       537,500
 .............................................................
  5.625%, 5/15/2008                   1,000,000     1,014,063
-------------------------------------------------------------
Total U.S. Treasury obligations
  (cost $9,081,048)                                 9,276,021
-------------------------------------------------------------
PREFERRED STOCK  -- 1.1%                 Shares
-------------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $500,000) r               500       476,875
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

VARIABLE RATE DEMAND                 Principal
NOTES* -- 3.3%                         Amount        Value
-------------------------------------------------------------
General Mills, Inc., 5.2651%         $  240,255   $   240,255
 .............................................................
Pitney Bowes, Inc., 5.2651%             935,320       935,320
 .............................................................
Sara Lee Corp., 5.2562%                 326,435       326,435
 ................. .................
                                                   ----------
Total variable rate demand notes
  (cost $1,502,010)                                 1,502,010
-------------------------------------------------------------
Total investments -- 98.4%
  (cost $43,602,272)                               44,502,970
 .............................................................
Other assets in excess of
  liabilities -- 1.6%                                 744,831
 ................. .................
                                                   ----------
Total net assets -- 100.0%                        $45,247,801
-------------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

ETC -- Equipment Trust Certificate.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

CORPORATE BONDS                  Principal
AND NOTES -- 35.2%                Amount         Value
----------------------------------------------------------
APPAREL -- 1.4%
 ..........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001  $ 3,500,000   $  3,605,000
----------------------------------------------------------
BANKS -- 3.0%
 ..........................................................
Chase Capital II, CLB 2/1/2007
  6.21875%, 2/01/2027 #           2,100,000      2,062,101
 ..........................................................
MBNA Corporation,
  6.0375%, 6/17/2002 #            1,125,000      1,120,897
 ..........................................................
MBNA Global Capital
  Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                     2,000,000      1,865,762
 ..........................................................
Old Kentucky Capital Trust I,
  6.51875%, 2/01/2027 #           2,500,000      2,497,272
 ..................... .....................    -----------
                                                 7,546,032
----------------------------------------------------------
EUROBANKS -- 9.7%
 ..........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #              4,000,000      4,031,352
 ..........................................................
Foreningsbanken Kredit AB,
  CLB 12/18/2001, 6.4375%,
  12/29/2049 #                    5,750,000      5,771,850
 ..........................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049#    3,500,000      2,599,100
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #           5,830,000      5,850,177
 ..........................................................
Okobank, CLB 9/09/2002,
  6.1875%, 9/29/2049 #            2,750,000      2,746,345
 ..........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.6875%, 6/29/2049 #            3,500,000      3,529,470
 ..................... .....................    -----------
                                                24,528,294
----------------------------------------------------------
FINANCIAL SERVICES -- 4.7%
 ..........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                    2,750,000      2,758,280
 ..........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #            5,000,000      5,010,879
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Florida Windstorm (Acquired
  7/31/1997, cost $3,496,092),
  6.85%, 8/25/2007 r            $ 3,500,000   $  3,631,305
 ..........................................................
General Motors Acceptance
  Corporation,
  8.25%, 3/01/2005                  500,000        556,774
 ..................... .....................    -----------
                                                11,957,238
----------------------------------------------------------
MISCELLANEOUS -- 1.6%
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998, cost
  $3,956,013), 5.90%,
  1/06/2003 r                     4,000,000      4,011,364
----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.2%
 ..........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%,
  7/15/2002                       4,636,000      5,505,250
----------------------------------------------------------
PAPER -- 1.1%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002               2,696,375      2,755,216
----------------------------------------------------------
REAL ESTATE -- 2.4%
 ..........................................................
Taubman Realty Group, L.P.,
  6.7375%, 7/30/2001 #            6,000,000      6,101,207
----------------------------------------------------------
TELECOMMUNICATIONS -- 5.7%
 ..........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                       4,000,000      4,350,080
 ..........................................................
Illinois Bell Telephone Co.,
  CLB 9/11/1998, 7.625%,
  4/01/2006                         300,000        302,577
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Teleport Communications, CLB
  7/01/2001, 0.00%,
  7/01/2007+                    $ 5,215,000   $  4,537,050
 ..........................................................
TKR Cable, Inc., CLB
  10/30/1999, 10.50%,
  10/30/2007                      4,675,000      5,122,612
 ..................... .....................    -----------
                                                14,312,319
----------------------------------------------------------
UTILITY -- ELECTRIC -- 3.4%
 ..........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004    3,350,000      3,609,625
 ..........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019     4,800,000      5,090,956
 ..................... .....................    -----------
                                                 8,700,581
----------------------------------------------------------
Total corporate bonds and notes (cost
  $88,719,210)                                  89,022,501
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.6%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.1%
 ..........................................................
Federal Home Loan Mortgage Corporation:
  1081 I, 7.00%, 12/15/2019          20,402         20,375
 ..........................................................
  1194 G, 6.50%, 10/15/2006         500,000        503,607
 ..........................................................
  1206 GA, 7.00%, 3/15/2018       2,177,324      2,178,162
 ..........................................................
  1267 O, 7.25%, 12/15/2005          30,176         30,323
 ..........................................................
  1336 H, 7.75%, 1/15/2021          400,000        409,683
 ..........................................................
  1543 KE, 9.17437%,
    9/15/2022 #                   1,046,602      1,028,965
 ..........................................................
  1617 D, 6.50%, 11/15/2023          71,000         69,665
 ..........................................................
  1944 SB, 10.5625%,
    3/15/2027 #                     132,077        133,107
 ..........................................................
  2036 Z, 7.00%, 3/15/2028          320,758        319,755
 ..........................................................
  2039 Z, 6.50%, 3/15/2013        1,014,920      1,008,577
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
  2043 SC, 10.12813%,
    4/15/2028 #                 $ 1,597,452   $  1,585,087
 ..........................................................
  2055 ZA, 6.50%, 5/15/2013       2,312,458      2,241,604
 ..........................................................
Federal National Mortgage Association:
  1988-26 C, 7.50%, 7/25/2018        71,972         72,736
 ..........................................................
  1990-112 E, 8.50%, 7/25/2019       10,457         10,444
 ..........................................................
  1991-147 K, 7.00%, 1/25/2021        5,000          5,042
 ..........................................................
  1991-153 N, 7.50%, 2/25/2007      207,422        212,698
 ..........................................................
  1992-138 O, 7.50%, 7/25/2022       42,947         42,854
 ..........................................................
  1992-163 E, 6.75%, 9/25/2022      307,392        307,670
 ..........................................................
  1993-23 SH, 9.75053%,
    3/25/2023 #                   2,260,872      2,212,707
 ..........................................................
  1993-45 SB, 8.994%,
    4/25/2023 #                   1,500,000      1,449,982
 ..........................................................
  1994-60 D, 7.00%, 4/25/2024        30,000         30,512
 ..........................................................
  1997-76 FT, 6.0875%,
    9/17/2027 #                   1,583,947      1,544,734
 ..................... .....................    -----------
                                                15,418,289
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.8%
 ..........................................................
Federal Home Loan Mortgage
  Corporation, 255452, 8.50%,
  2/01/2008                         481,445        501,103
 ..........................................................
Federal National Mortgage
  Association,
  21130, 8.00%, 9/01/2000             4,388          4,544
 ..........................................................
Government National Mortgage Association:
  8067, 7.00%, 11/20/2022 #       1,302,650      1,335,920
 ..........................................................
  8247, 7.00%, 7/20/2023 #          919,357        942,442
 ..........................................................
  8898, 6.875%, 1/20/2022 #       3,327,950      3,410,916
 ..........................................................
  8956, 7.375%, 4/20/2022 #       3,310,761      3,411,110
 ..................... .....................    -----------
                                                 9,606,035
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.7%
 ..........................................................
Federal Home Loan Mortgage Corporation,
  1965 SA (Inverse IO),
  2.049999%, 3/15/2024 #        $10,500,000   $  1,405,258
 ..........................................................
Federal National Mortgage Association:
  1993-72 J (IO), 6.50%,
    12/25/2006                    1,023,636         74,201
 ..........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                     1,095,099         71,879
 ..........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                     2,642,135      2,443,823
 ..........................................................
  1997-7 SP (IO), 2.60%,
    04/18/2015                   22,993,118        472,332
 ...........................................    -----------
                                                 4,467,493
----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $28,694,791)                 29,491,817
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 36.2%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.3%
 ..........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $4,000,000),
  1997-D A, 6.79%, 8/17/2003 r    4,000,000      4,009,836
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $2,206,222), 1998-A A,
  6.11%, 10/15/2002 r             2,206,256      2,210,737
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  09/24/1997, cost
  $2,353,829), 1997-5 A1,
  7.72%, 6/15/2005 r              2,353,829      2,367,437
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, Cost $2,927,640),
  1998-1 A1, 7.45%,
  3/15/2006 r                   $ 2,927,640   $  2,933,580
 ..........................................................
Commercial Mortgage Acceptance
  Corporation (Acquired
  3/13/1998, cost $1,858,238),
  1996-C2 A2, 6.8516%,
  9/15/2023 r                     1,837,850      1,843,001
 ..........................................................
CPS Auto Trust, 1998-1 A,
  6.00%, 8/15/2003                1,922,513      1,922,213
 ..........................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018     3,280,000      3,340,532
 ..........................................................
Firstplus Home Loan Owner
  Trust:
  1996-2 A4, 7.35%, 10/20/2009    3,998,814      4,046,060
 ..........................................................
  1998-1 A4, 6.20%, 3/10/2015     2,456,000      2,465,075
 ..........................................................
  1998-4 A4, 6.32%, 3/10/2017     5,000,000      5,015,000
 ..........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $3,284,803), 1998-A A,
  6.134%, 4/15/2003 r             3,284,803      3,285,316
 ..........................................................
Green Tree Financial
  Corporation:
  1995-4 A4, 6.75%, 6/15/2025     5,435,000      5,521,063
 ..........................................................
  1996-5 B2, 8.45%, 7/15/2027     4,145,001      4,372,976
 ..........................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  1996-B CTFS, 7.70%,
  7/15/2018                       2,250,000      2,245,079
 ..........................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $4,099,626), 1998-1A A,
  6.125%, 1/20/2007 r             4,100,000      4,095,351
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $2,225,348),
  1998-1 A, 6.19%, 1/25/2004 r  $ 2,225,373   $  2,226,070
 ..........................................................
The Money Store Residential
  Trust, 1998-I A2, 6.20%,
  3/15/2008                       2,250,000      2,252,813
 ..........................................................
Nomura Asset Securities
  Corporation, 1995-MD3 A1B,
  8.15%, 3/04/2020                2,750,000      3,032,736
 ..........................................................
Resolution Trust Corporation,
  1994-C1 F, 8.00%, 6/25/2026     2,075,145      2,088,704
 ..........................................................
Trust Investment Enhanced
  Return Securities, 1997-7 A,
  CLB 2/15/1999, 6.688%,
  11/15/2003                      4,700,000      4,723,298
 ..................... .....................    -----------
                                                63,996,877
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
 ..........................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, Cost
  $1,522,404), 1997-R2 AP,
  7.04398%, 12/25/2035 # r        1,531,738      1,612,450
 ..........................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                         172,517        173,142
 ..........................................................
Citicorp Mortgage Securities,
  Inc.: 1990-D A1, 9.50%,
  10/25/2005                        259,037        258,865
 ..........................................................
  1997-3 A2, 6.92%, 8/25/2027     2,747,752      2,760,103
 ..........................................................
Countrywide Funding
  Corporation, 1994-17 A9,
  8.00%, 7/25/2024                    4,000          4,243
 ..........................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                      2,391,252      2,384,511
 ..........................................................
Housing Securities, Inc.,
  1994-2 B1, 6.50%, 7/25/2009       218,034        196,899
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Independent National Mortgage
  Corporation:
  1995-A A4, 8.75%, 3/25/2025   $    18,000   $     18,578
 ..........................................................
  1996-D A2, 7.00%, 5/25/2026     1,628,932      1,633,924
 ..........................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $4,993,750), 1998-R2 AP,
  4.9739%, 11/25/2034 # r         5,000,000      4,995,305
 ..........................................................
Prudential Home Mortgage
  Securities, Co., 1993-36
  A10, 7.25%, 10/25/2023            500,000        507,357
 ..........................................................
Residential Funding Mortgage
  Securities Inc.: 1993-S9 A8,
  8.166665%, 2/25/2008 #            125,305        125,069
 ..........................................................
  1992-S5 A5, 7.50%, 2/25/2007      690,553        693,173
 ..........................................................
Salomon Brothers Mortgage
  Securities VII, 1994-6 AI,
  7.0105%, 5/25/2004 #            2,512,040      2,536,821
 ..........................................................
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022         180,613        181,396
 ..........................................................
  1992-3 A, 8.00%, 10/25/2007       173,063        178,479
 ..........................................................
  1993-5A AA, 6.9367%,
    6/25/2024 #                     272,916        268,960
 ..........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $1,750,106),
  1997-2 A, 6.6875%,
  3/01/2027 # r                   1,736,539      1,736,402
 ..................... .....................    -----------
                                                20,265,677
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.2%
 ..........................................................
Citicorp Mortgage Securities,
  Inc.:
  1988-16 A1, 10.00%,
    11/25/2018                       37,210         39,807
 ..........................................................
  1989-8 A1, 10.50%, 6/25/2019      367,994        397,248
 ..................... .....................    -----------
                                                   437,055
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Asset Securitization
  Corporation, 1997-D5, PSI
  (IO), 1.37804%, 2/14/2041 #   $14,885,789   $  1,617,267
 ..........................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                    25,691,230      2,052,293
 ..........................................................
CS First Boston Mortgage
  Securities Corporation
  (Acquired 8/14/1997, cost
  $1,362,985), 1995-WF1 AX
  (IO), 1.487257%,
  12/21/2027 # r                 20,702,711      1,093,372
 ..........................................................
Donaldson, Lufkin & Jenrette,
  (Acquired 4/25/1997, Cost
  $2,154,921), 1997-CF1 S
  (IO), 1.09368%, 3/15/2017 #r   35,184,294      2,177,028
 ..................... .....................    -----------
                                                 6,939,960
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $91,608,401)                            91,639,569
----------------------------------------------------------

PREFERRED STOCK -- 0.5%               Shares
-----------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $1,500,000) r       1,500       1,430,625
-----------------------------------------------------------

U.S. TREASURY OBLIGATIONS        Principal
-- 8.3%                           Amount
----------------------------------------------------------
U.S. Treasury Bonds:
  7.500%, 11/15/2016            $ 4,300,000      5,164,033
 ..........................................................
  6.375%, 8/15/2027               2,000,000      2,197,502
 ..........................................................
  6.125%, 11/15/2027              3,250,000      3,483,597
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 11/15/1999            $   500,000   $    502,344
 ..........................................................
  6.25%, 2/15/2003                2,000,000      2,058,752
 ..........................................................
  5.875%, 11/15/2005              2,250,000      2,294,298
 ..........................................................
  6.50%, 10/15/2006               4,925,000      5,232,817
 ..................... .....................    -----------
Total U.S. Treasury
  obligations (cost                             20,933,343
  $20,683,031)
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.9%
----------------------------------------------------------
DISCOUNT NOTES -- 6.5%
 ..........................................................
CSX Corp., 5.69%, 7/13/1998
  4(2)                              500,000        499,052
 ..........................................................
Centex Corp., 7.00%, 7/01/1998    7,000,000      7,000,000
 ..........................................................
International Lease Finance
  Corp., 5.51%, 7/07/1998         9,000,000      8,991,734
 ..................... .....................    -----------
Total discount notes                            16,490,786
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.4%
 ..........................................................
General Mills, Inc., 5.2651%        965,517        965,517
----------------------------------------------------------
Total short-term investments
  (cost $17,456,303)                            17,456,303
----------------------------------------------------------
Total investments -- 98.7% (cost
  $248,661,736)                                249,974,158
 ..........................................................
Other assets in excess of
  liabilities -- 1.3%                            3,176,377
 ..................... .....................    -----------
Total net assets -- 100.0%                    $253,150,535
----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

CORPORATE BONDS AND               Principal
NOTES -- 33.0%                      Amount         Value
-----------------------------------------------------------
APPAREL -- 1.3%
 ...........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001    $  350,000    $   360,500
-----------------------------------------------------------
BANKS -- 1.8%
 ...........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                        500,000        498,176
-----------------------------------------------------------
EUROBANKS -- 9.7%
 ...........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                 600,000        604,703
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                       750,000        752,850
 ...........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #              550,000        551,903
 ...........................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.6875%,
  6/29/2049 #                        800,000        806,736
 ..................... ......................     ----------
                                                  2,716,192
-----------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ...........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                       500,000        501,505
 ...........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #               750,000        751,632
 ..................... ......................     ----------
                                                  1,253,137
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.7%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002      650,000        771,875
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.7%
 ...........................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                       $  463,440    $   473,553
-----------------------------------------------------------
TELECOMMUNICATIONS -- 7.3%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                          700,000        761,264
 ...........................................................
Illinois Bell Telephone Co., CLB
  9/11/1998, 7.625%, 4/01/2006       150,000        151,288
 ...........................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007 +      750,000        652,500
 ...........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 450,000        493,086
 ..................... ......................     ----------
                                                  2,058,138
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.0%
 ...........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004       500,000        538,750
 ...........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019        550,000        583,339
 ..................... ......................     ----------
                                                  1,122,089
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $9,253,774)                               9,253,660
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                   Principal
SECURITIES -- 21.3%                 Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.5%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1081 I, 7.00%, 12/15/2019       $    8,390    $     8,379
 ...........................................................
  1206 GA, 7.00%, 3/15/2018          417,645        417,806
 ...........................................................
  1988 SD, 10.25%, 9/15/2027 #       975,610        981,636
 ...........................................................
  2036 Z, 7.00%, 3/15/2028            79,287         79,039
 ...........................................................
  2043 SC, 10.12813%, 4/15/2028 #    285,259        283,051
 ...........................................................
  2055 ZA, 6.50%, 5/15/2013          603,250        584,766
 ...........................................................
Federal National Mortgage
  Association:
  1992-39 SD, 22.9866%,
    7/25/2019 #                       38,319         39,257
 ..................... ......................     ----------
                                                  2,393,934
-----------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.4%
 ...........................................................
Federal Home Loan Bank, CLB
  9/16/1998, 4.69%, 3/16/1999 #      400,000        398,130
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 7.5%
 ...........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023          135,150        137,382
 ...........................................................
Government National Mortgage
  Association,
  8067, 7.00%, 11/20/2022 #          521,060        534,368
 ...........................................................
  8346, 7.00%, 12/20/2023 #        1,071,298      1,098,198
 ...........................................................
  8570, 7.00%, 10/20/2019 #          313,313        321,500
 ..................... ......................     ----------
                                                  2,091,448
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 3.9%
 ...........................................................
Federal National Mortgage
  Association, 1993-129 J (IO),
  6.50%, 2/25/2007                $  970,629    $    90,208
 ...........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                        403,875         26,509
 ...........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                        337,818        312,463
 ...........................................................
  1997-76 B (PO), 0.00%,
    6/25/2018                        685,025        671,730
 ..................... ......................     ----------
                                                  1,100,910
-----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $5,948,740)                    5,984,422
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

NON-AGENCY MORTGAGE-
BACKED SECURITIES --              Principal
16.9%                               Amount         Value
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.3%
 ...........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $500,000),
  1997-D A, 6.79%, 8/17/2003 r    $  500,000    $   501,229
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $168,851), 1997-D A, 6.27%,
  9/15/2002 r                        168,851        169,325
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $376,613),
  1997-5 A1, 7.72%, 6/15/2005 r      376,613        378,790
 ...........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $887,785), 1998-A A,
  6.134%, 4/15/2003 r                887,785        887,923
 ...........................................................
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $447,795),
  1998-1 A, 6.19%, 1/25/2004 r       447,800        447,940
 ...........................................................
The Money Store Home Equity
  Trust, 1994-C A3, 7.40%,
  3/15/2018                          278,553        280,089
 ...........................................................
Trust Investment Enhanced Return
  Securities, 1997-7A, CLB
  2/15/1999, 6.688%, 11/15/2003      500,000        502,478
 ..................... ......................     ----------
                                                  3,167,774
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.6%
 ...........................................................
American Housing Trust, XD,
  8.60%, 11/25/2015               $  429,321    $   429,856
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                         129,518        129,432
 ...........................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025        360,244        363,593
 ...........................................................
Salomon Brothers Mortgage
  Securities VI, 1986-1 A,
  6.00%, 12/25/2011                  373,786        370,918
 ...........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $291,684),
  1997-2 A, 6.6875%, 3/01/2027 #
  r                                  289,423        289,401
 ..................... ......................     ----------
                                                  1,583,200
-----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $4,748,668)                               4,750,974
-----------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 3.6%
-----------------------------------------------------------
U.S. Treasury Notes, 5.875%,
  3/31/1999 (cost $1,002,185)      1,000,000      1,003,126
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 26.7%
-----------------------------------------------------------
DISCOUNT NOTES -- 24.9%
 ...........................................................
CSX Corp., 0.00%, 7/13/1998 4(2)   1,500,000      1,497,155
 ...........................................................
Exxon Asset Management, 5.54%,
  7/01/1998 4(2)                   1,500,000      1,500,000
 ...........................................................
Lockheed Martin Corp.:
  5.67%, 7/06/1998 4(2)            1,250,000      1,249,016
 ...........................................................
  5.70%, 7/21/1998 4(2)            1,500,000      1,495,250
 ...........................................................
Tyson Foods, Inc., 5.67%,
  7/06/1998                        1,250,000      1,249,016
 ..................... ......................     ----------
Total discount notes                              6,990,437
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 1.8%
 ...........................................................
General Mills, Inc., 5.2651%      $      957    $       957
 ...........................................................
Pitney Bowes, Inc., 5.2651%          488,381        488,381
 ..................... ......................     ----------
Total variable rate demand notes                    489,338
-----------------------------------------------------------
Total short-term investments
  (cost $7,479,775)                               7,479,775
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $28,433,142)                             28,471,957
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                                 (433,479)
 ..................... ......................     ----------
Total net assets -- 100.0%                      $28,038,478
-----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

                           (Intentionally Left Blank)

Financial Statements -- June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $174,632,849   $7,578,068   $92,833,069
  Foreign currency**....................................            --           --            --
  Cash..................................................           729       11,515       107,585
  Dividends and interest receivable.....................       406,212       10,436        33,074
  Receivable from Advisor...............................            --           --            --
  Receivable for investments sold.......................       569,635           --     1,877,318
  Receivable for Fund shares sold.......................            28           --       226,577
  Prepaid expenses......................................        12,990        6,635        15,966
                                                          ------------   ----------   -----------
       Total assets.....................................   175,622,443    7,606,654    95,093,589
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable for forward currency exchange contracts.......            --           --            --
  Payable to Advisor....................................       108,182          674        59,838
  Payable for investments purchased.....................       176,612       45,039        14,613
  Payable for Fund shares repurchased...................         3,310           --        84,061
  Dividends payable.....................................            --           --            --
  Accrued expenses and other liabilities................        79,754       21,761        21,801
                                                          ------------   ----------   -----------
       Total liabilities................................       367,858       67,474       180,313
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $110,271,920   $7,095,188   $87,939,585
  Undistributed (distributions in excess of) net
     investment income..................................        52,825           --            --
  Undistributed net realized gain (loss) on
     securities.........................................    20,801,091      805,357     6,094,381
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    44,128,749     (361,365)      879,310
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     7,958,305      583,725     3,584,579
  Net asset value per share (offering and redemption
     price).............................................  $      22.02   $    12.92   $     26.48
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $130,504,100   $7,939,433   $91,953,759
                                                          ============   ==========   ===========
**Cost of Foreign Currency..............................  $         --   $       --   $        --
                                                          ============   ==========   ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,475,911,912    $7,432,448     $106,213,578   $44,502,970   $249,974,158   $28,471,957
             2,226        81,127               --            --             --            --
            51,741            --               --         2,559             --            --
         6,622,150        17,969          715,502       465,168      2,585,770       256,143
                --           675               --            --             --         2,517
         5,413,808            --          180,507           135        230,810         4,711
        11,822,254            --               --       550,326      2,271,181       479,019
            46,064         6,604            8,818         6,402         15,589         9,791
    --------------    ----------     ------------   -----------   ------------   -----------
     1,499,870,155     7,538,823      107,118,405    45,527,560    255,077,508    29,224,138
    --------------    ----------     ------------   -----------   ------------   -----------
         1,323,573         6,070               --            --             --            --
           900,305            --           64,706         3,245         54,871            --
         4,878,853        32,817        2,379,308            --             --            --
        14,974,451       102,078               --        15,180        380,331     1,002,871
                --            --               --       227,308      1,293,755       136,991
           987,589        52,573           78,978        34,026        198,016        45,798
    --------------    ----------     ------------   -----------   ------------   -----------
        23,064,771       193,538        2,522,992       279,759      1,926,973     1,185,660
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
    $1,288,778,487    $6,831,129     $ 91,283,788   $44,088,113   $251,083,806   $28,184,516
        (6,410,587)      (24,779)           1,426        34,272             --       (72,392)
         1,162,718        13,165        4,311,051       224,718        754,307      (112,461)
       193,274,766       525,770        8,999,148       900,698      1,312,422        38,815
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
        58,310,329       645,500        5,272,538     3,362,189     24,826,266     2,767,981
    $        25.33    $    11.38     $      19.84   $     13.46   $      10.20   $     10.13
    ==============    ==========     ============   ===========   ============   ===========
    $1,282,680,123    $6,907,441     $ 97,214,430   $43,602,272   $248,661,736   $28,433,142
    ==============    ==========     ============   ===========   ============   ===========
    $        2,229    $   80,372     $         --   $        --   $         --   $        --
    ==============    ==========     ============   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Year Ended June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                           EQUITY                       SMALL
                                                           INCOME        MID-CAP         CAP
                                                            FUND          FUND          FUND
                                                         ---------------------------------------
INVESTMENT INCOME
  Income*
     Dividends.........................................  $ 5,351,735    $ 103,729    $   298,766
     Interest..........................................       76,780       14,269        162,805
                                                         -----------    ---------    -----------
          Total income.................................    5,428,515      117,998        461,571
                                                         -----------    ---------    -----------
  Expenses
     Advisory fee......................................    1,424,185       40,200        491,489
     Legal and auditing fees...........................       29,751        5,882         12,064
     Custodian fees and expenses.......................       33,355        5,920         12,319
     Accounting and transfer agent fees and expenses...       52,938       41,133         40,976
     Administration fee................................       72,478        1,758         14,624
     Trustees' fees and expenses.......................        6,323        7,247          5,964
     Reports to shareholders...........................           --        1,281          3,480
     Registration fees.................................       20,915       38,504         30,824
     Other expenses....................................       12,331        4,200          4,231
                                                         -----------    ---------    -----------
          Total expenses...............................    1,652,276      146,125        615,971
     Less, expense reimbursement.......................           --      (92,525)            --
                                                         -----------    ---------    -----------
          Net expenses.................................    1,652,276       53,600        615,971
                                                         -----------    ---------    -----------
  Net investment income (loss).........................    3,776,239       64,398       (154,400)
                                                         -----------    ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions...........................   29,878,073      928,847      9,968,991
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency........................................    5,189,945     (555,561)    (3,968,125)
                                                         -----------    ---------    -----------
  Net gain (loss) on investments.......................   35,068,018      373,286      6,000,866
                                                         -----------    ---------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $38,844,257    $ 437,684    $ 5,846,466
                                                         ===========    =========    ===========

*Net of Foreign Taxes Withheld.........................  $    42,115    $   2,179    $        --
                                                         ===========    =========    ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     GLOBAL                      TOTAL          LOW       SHORT-TERM
    INTERNATIONAL    EQUITY      BALANCED     RETURN BOND    DURATION     INVESTMENT
        FUND          FUND         FUND          FUND          FUND          FUND
    ---------------------------------------------------------------------------------
    $ 33,083,711    $ 169,316   $ 1,313,683   $   99,707    $   313,046   $    6,962
       4,377,102        1,778     4,194,926    1,581,652     13,763,729    1,616,135
    ------------    ---------   -----------   ----------    -----------   ----------
      37,460,813      171,094     5,508,609    1,681,359     14,076,775    1,623,097
    ------------    ---------   -----------   ----------    -----------   ----------
       8,732,479       44,469       761,196      126,038        918,112       94,570
         157,845        6,272        23,172       14,041         42,101       12,980
         558,256       16,173        23,265        7,573         54,713       12,358
         384,869       50,442        65,557       46,902        121,796       53,464
         237,374        2,193        35,806        6,098         76,301        9,050
           5,517        7,194         5,492        5,762          5,155        5,286
         106,270        1,411           249           --         22,600        5,617
         165,981       38,638        23,332       27,899         48,168       23,424
          38,339        4,144         7,723        1,160         12,981        2,335
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930      170,936       945,792      235,473      1,301,927      219,084
              --     (111,644)           --      (86,499)      (144,309)    (105,600)
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930       59,292       945,792      148,974      1,157,618      113,484
    ------------    ---------   -----------   ----------    -----------   ----------
      27,073,883      111,802     4,562,817    1,532,385     12,919,157    1,509,613
    ------------    ---------   -----------   ----------    -----------   ----------
       3,289,299      121,357     5,754,835      318,597      1,052,667      (42,539)
      70,706,856      225,531     2,122,314      504,670       (221,716)     (20,572)
    ------------    ---------   -----------   ----------    -----------   ----------
      73,996,155      346,888     7,877,149      823,267        830,951      (63,111)
    ------------    ---------   -----------   ----------    -----------   ----------
    $101,070,038    $ 458,690   $12,439,966   $2,355,652    $13,750,108   $1,446,502
    ============    =========   ===========   ==========    ===========   ==========

    $  3,609,869    $  13,148   $     7,242   $       --    $        --   $       --
    ============    =========   ===========   ==========    ===========   ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    EQUITY INCOME FUND                       MID-CAP FUND
                                              ------------------------------    --------------------------------------
                                               Year Ended       Year Ended       Year Ended        January 2, 1997**
                                              June 30, 1998    June 30, 1997    June 30, 1998    through June 30, 1997
                                              ------------------------------    --------------------------------------
OPERATIONS:
    Net investment income (loss)..........    $  3,776,239     $  4,697,583      $    64,398          $   12,624
    Net realized gain (loss) on securities
      and foreign currency transactions...      29,878,073       34,935,223          928,847               6,232
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency....................       5,189,945        4,211,108         (555,561)            194,196
                                              ------------     ------------      -----------          ----------
         Net increase in net assets
           resulting from operations......      38,844,257       43,843,914          437,684             213,052
                                              ------------     ------------      -----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income.................      (3,812,071)      (4,609,150)         (66,341)            (10,925)
    Net realized gain on securities
      transactions........................     (26,619,074)     (18,088,501)        (129,478)                 --
                                              ------------     ------------      -----------          ----------
         Total dividends and
           distributions..................     (30,431,145)     (22,697,651)        (195,819)            (10,925)
                                              ------------     ------------      -----------          ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold.........      23,627,560       42,695,225        6,338,383           2,380,798
    Shares issued in connection with
      payment of dividends and
      distributions.......................      29,778,874       21,727,110          194,620              10,844
    Cost of shares redeemed...............     (72,438,773)     (82,232,891)      (1,222,885)           (606,572)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease) in net
           assets from Fund share
           transactions...................     (19,032,339)     (17,810,556)       5,310,118           1,785,070
                                              ------------     ------------      -----------          ----------
Total increase (decrease) in net assets...     (10,619,227)       3,335,707        5,551,983           1,987,197
NET ASSETS:
    Beginning of period...................     185,873,812      182,538,105        1,987,197                  --
                                              ------------     ------------      -----------          ----------
    End of period*........................    $175,254,585     $185,873,812      $ 7,539,180          $1,987,197
                                              ============     ============      ===========          ==========
*Including undistributed (distributions in
  excess of) net investment income of:        $     52,825     $     88,433      $        --          $    1,699
                                              ============     ============      ===========          ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold...........................       1,065,609        2,183,683          489,941             226,865
    Shares issued in connection with
      payment of dividends and
      distributions.......................       1,451,197        1,142,942           15,545                 942
    Shares redeemed.......................      (3,307,554)      (4,228,482)         (92,361)            (57,207)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease)..........        (790,748)        (901,857)         413,125             170,600
                                              ============     ============      ===========          ==========
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

            SMALL CAP FUND                 INTERNATIONAL FUND                    GLOBAL EQUITY FUND
    ------------------------------   -------------------------------   --------------------------------------
     Year Ended       Year Ended       Year Ended       Year Ended      Year Ended        January 2, 1997**
    June 30, 1998    June 30, 1997   June 30, 1998     June 30, 1997   June 30, 1998    through June 30, 1997
    ------------------------------   -------------------------------   --------------------------------------
    $   (154,400)    $     18,067    $   27,073,883    $  14,552,015    $   111,802          $   46,344
       9,968,991        1,503,738         3,289,299          953,040        121,357              21,267
      (3,968,125)       3,726,110        70,706,856      105,727,351        225,531             300,239
    ------------     ------------    --------------    -------------    -----------          ----------
       5,846,466        5,247,915       101,070,038      121,232,406        458,690             367,850
    ------------     ------------    --------------    -------------    -----------          ----------
        (111,869)         (56,310)      (32,976,929)     (15,060,247)      (175,171)            (45,630)
      (5,072,568)      (2,033,874)               --       (3,759,354)       (91,582)                 --
    ------------     ------------    --------------    -------------    -----------          ----------
      (5,184,437)      (2,090,184)      (32,976,929)     (18,819,601)      (266,753)            (45,630)
    ------------     ------------    --------------    -------------    -----------          ----------
     140,132,855       21,595,726     1,292,839,186      655,854,799      4,309,902           3,368,545
       5,017,869        1,901,255        29,643,512       17,244,335        263,932              44,743
     (78,429,678)     (15,605,197)     (802,298,868)    (217,976,937)    (1,150,082)             (5,912)
    ------------     ------------    --------------    -------------    -----------          ----------
      66,721,046        7,891,784       520,183,830      455,122,197      3,423,752           3,407,376
    ------------     ------------    --------------    -------------    -----------          ----------
      67,383,075       11,049,515       588,276,939      557,535,002      3,615,689           3,729,596
      27,530,201       16,480,686       888,528,445      330,993,443      3,729,596                  --
    ------------     ------------    --------------    -------------    -----------          ----------
    $ 94,913,276     $ 27,530,201    $1,476,805,384    $ 888,528,445    $ 7,345,285          $3,729,596
    ============     ============    ==============    =============    ===========          ==========
    $         --     $     18,067    $   (6,410,587)   $  (1,195,950)   $   (24,779)         $     (453)
    ============     ============    ==============    =============    ===========          ==========
       5,096,875          998,558        52,830,892       29,673,741        388,720             332,759
         207,693           97,400         1,253,628          739,904         25,235               4,002
      (2,875,106)        (713,459)      (32,528,515)      (9,851,367)      (104,646)               (571)
    ------------     ------------    --------------    -------------    -----------          ----------
       2,429,462          382,499        21,556,005       20,562,278        309,309             336,190
    ============     ============    ==============    =============    ===========          ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         BALANCED FUND
                                                              -----------------------------------
                                                               Year Ended            Year Ended
                                                              June 30, 1998         June 30, 1997
                                                              -----------------------------------
OPERATIONS:
     Net investment income..................................  $  4,562,817          $  3,580,837
     Net realized gain (loss) on securities transactions....     5,754,835             4,518,798
     Net change in unrealized appreciation (depreciation) of
       securities...........................................     2,122,314             3,306,702
                                                              ------------          ------------
          Net increase in net assets resulting from
            operations......................................    12,439,966            11,406,337
                                                              ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................    (4,563,299)           (3,999,551)
     Net realized gain on securities transactions...........    (5,598,223)           (2,410,169)
                                                              ------------          ------------
          Total dividends and distributions.................   (10,161,522)           (6,409,720)
                                                              ------------          ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................    34,493,608            39,290,919
     Shares issued in connection with payment of dividends
       and distributions....................................     9,851,285             6,071,836
     Cost of shares redeemed................................   (32,186,438)          (30,799,051)
                                                              ------------          ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................    12,158,455            14,563,704
                                                              ------------          ------------
Total increase (decrease) in net assets.....................    14,436,899            19,560,321
NET ASSETS:
     Beginning of period....................................    90,158,514            70,598,193
                                                              ------------          ------------
     End of period*.........................................  $104,595,413          $ 90,158,514
                                                              ============          ============
*Including undistributed (distributions in excess of) net
  investment income of:                                       $      1,426          $     50,696
                                                              ============          ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................     1,728,761             2,119,226
     Shares issued in connection with payment of dividends
       and distributions....................................       508,237               325,867
     Shares redeemed........................................    (1,616,205)           (1,658,360)
                                                              ------------          ------------
          Net increase (decrease)...........................       620,793               786,733
                                                              ============          ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

       TOTAL RETURN BOND FUND             LOW DURATION FUND          SHORT-TERM INVESTMENT FUND
    -----------------------------   -----------------------------   -----------------------------
     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997
    -----------------------------   -----------------------------   -----------------------------
     $ 1,532,385    $  1,964,962    $ 12,919,157    $  10,574,255   $  1,509,613    $  1,058,876
         318,597         (42,063)      1,052,667        1,057,714        (42,539)        (46,704)
         504,670         978,811        (221,716)         764,193        (20,572)         (5,502)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,355,652       2,901,710      13,750,108       12,396,162      1,446,502       1,006,670
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (1,964,962)    (13,340,819)     (10,574,255)    (1,509,613)     (1,058,876)
              --        (241,973)     (1,045,647)        (176,195)            --              --
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (2,206,935)    (14,386,466)     (10,750,450)    (1,509,613)     (1,058,876)
     -----------    ------------    ------------    -------------   ------------    ------------
      33,566,256      14,661,662     182,933,522      191,220,600     50,189,024      39,041,151
       1,101,255       1,802,150      12,908,812       10,052,581        894,623         570,013
      (4,460,475)    (46,271,666)   (113,269,472)    (220,866,044)   (44,698,826)    (36,567,972)
     -----------    ------------    ------------    -------------   ------------    ------------
      30,207,036     (29,807,854)     82,572,862      (19,592,863)     6,384,821       3,043,192
     -----------    ------------    ------------    -------------   ------------    ------------
      30,940,688     (29,113,079)     81,936,504      (17,947,151)     6,321,710       2,990,986
      14,307,113      43,420,192     171,214,031      189,161,182     21,716,768      18,725,782
     -----------    ------------    ------------    -------------   ------------    ------------
     $45,247,801    $ 14,307,113    $253,150,535    $ 171,214,031   $ 28,038,478    $ 21,716,768
     ===========    ============    ============    =============   ============    ============
     $    34,272    $    105,637    $         --    $     446,351   $    (72,392)   $    (17,486)
     ===========    ============    ============    =============   ============    ============
       2,516,857       1,130,467      17,898,633       18,787,386      4,944,329       3,847,758
          82,830         139,510       1,263,801          990,060         88,164          56,209
        (334,936)     (3,568,847)    (11,074,513)     (21,739,355)    (4,404,554)     (3,605,096)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,264,751      (2,298,870)      8,087,921       (1,961,909)       627,939         298,871
     ===========    ============    ============    =============   ============    ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund (formerly named the Balanced Income Fund), the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity
Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not

--------------------------------------------------------------------------------

exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. At June 30, 1998 all of the open forward contracts are hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Small Cap, Balanced, Total Return Bond, Low Duration, and Short-Term Investment Funds own investment securities which are unregistered and thus restricted as to resale.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At June 30, 1998, the Small Cap, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities with an aggregate market value of $1,593,900, $9,046,383, $3,858,938, $44,158,231, and
$8,416,029, respectively, representing 1.7%, 8.6%, 8.5%, 17.4%, and 30.0% of the net assets of each Fund, respectively. Of these amounts, the Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities that were determined to be illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $3,435,970, $1,883,569, $17,774,634 and $668,191, respectively, representing 3.3%, 4.2%, 7.0% and 2.4%
of the net assets of each Fund, respectively, for the year ended June 30, 1998.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the Total Return Bond, Low Duration and Short-Term Investment Funds, declared and paid quarterly for the Balanced and Equity Income Funds, declared and paid semi-annually for the Mid-Cap, International and Global Equity Funds and declared and paid annually for the Small Cap Fund. Distributions of net realized capital gains, if any, will be declared at least annually. Effective July 1, 1998, the Total Return Bond, Low Duration and Short-Term Investment Funds will declare and pay dividends monthly.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting

--------------------------------------------------------------------------------

principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the year ended June 30, 1998, the Advisor reimbursed the following expenses:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%           0.75%       0.75%          0.75%          0.75%            0.75%
ANNUAL CAP ON EXPENSES......    1.00%           1.00%       1.00%          1.00%          1.00%            1.00%
EXPENSES REIMBURSED.........     $0            $92,525        $0             $0          $111,644            $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
EXPENSES REIMBURSED.............................     $86,499            $144,309           $105,600

The Equity Income, International and Global Equity Funds paid commissions on Fund transactions to an affiliated broker in the amounts of $12,468, $302,055 and $414, respectively, during the year ended June 30, 1998.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds have adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 42,665,881                  --         $ 84,469,892
MID-CAP FUND...............              --            8,425,310                  --            3,617,487
SMALL CAP FUND.............              --          114,673,692                  --           53,477,227
INTERNATIONAL FUND.........              --          701,629,674                  --          219,348,442
GLOBAL EQUITY FUND.........              --            6,535,691                  --            3,046,569
BALANCED FUND..............    $ 63,339,502           69,212,096         $71,097,502           49,069,258
TOTAL RETURN BOND FUND.....      38,451,939           34,721,822          25,479,793           18,148,362
LOW DURATION FUND..........     116,290,995          184,158,820          98,926,814          123,128,398
SHORT-TERM INVESTMENT
  FUND.....................      13,194,366           14,060,334          10,630,619           13,361,625

As of June 30, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                 Net Appreciation       Appreciated         Depreciated
Fund                                              (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND...........................      $ 44,075,639         $ 46,310,456       $  (2,234,817)
MID-CAP FUND.................................          (363,736)             420,412            (784,148)
SMALL CAP FUND...............................           606,223            9,237,435          (8,631,212)
INTERNATIONAL FUND...........................       174,358,554          283,091,074        (108,732,520)
GLOBAL EQUITY FUND...........................           441,254              957,282            (516,028)
BALANCED FUND................................         8,999,148            9,951,376            (952,228)
TOTAL RETURN BOND FUND.......................           884,791            1,021,401            (136,610)
LOW DURATION FUND............................         1,270,207            2,311,092          (1,040,885)
SHORT-TERM INVESTMENT FUND...................            38,815               76,043             (37,228)

At June 30, 1998, the cost of investments for federal income tax purposes was $130,557,210, $7,941,804, $92,226,846, $1,301,553,358, $6,991,194, $97,214,430,
$43,618,179, $248,703,951 and $28,433,142 for the Equity Income, Mid-Cap, Small
Cap, International, Global Equity, Balanced,

--------------------------------------------------------------------------------

Total Return Bond, Low Duration and Short-Term Investment Funds, respectively. Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in the International Fund and Global Equity Fund are due to mark-to-market adjustments for passive foreign investment companies.

At June 30, 1998, the Short-Term Investment Fund deferred, on a tax basis, post-October losses of $6,520. Such amounts may be used to offset future capital gains. Tax basis post-October losses from foreign currency related transactions of $1,933,868 and $9,545 for the International and Global Equity Funds, respectively, are not recognized for federal income tax purposes until fiscal 1999.

At June 30, 1998, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $3,422 expiring in 2003, $63,545 expiring in 2004 and $38,974 expiring in 2005. The Total Return Bond and Short-Term Investment Funds utilized capital loss carryovers of $82,785 and $16,148, respectively, in 1998. To the extent the Short-Term Investment Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 4.

FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 1998, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Equity Income Fund 91%, Mid-Cap Fund 15%, Small Cap Fund 3%, Global Equity Fund 17%, Balanced Fund 25%, Total Return Bond Fund 5%, and Low Duration Fund 2%.

During the year ended June 30, 1998, the International Fund generated $35,906,512 of foreign source income and paid $3,609,869 of foreign taxes. The Fund elects to pass foreign taxes through to the Fund's shareholders for their 1998 tax returns. Updated data will be sent with 1998 Forms 1099-DIV to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 1998 income tax returns.

During the year ended June 30, 1998, the following Funds paid capital gain dividends (taxable as long-term capital gains).

                                          % of
                                      Capital Gain
                                     Distribution at
                                      Maximum Rate
                         Per Share       of 20%
                         ---------   ---------------
EQUITY INCOME FUND...     $2.9033         37.44%
SMALL CAP FUND.......     $0.8879         39.22%
BALANCED FUND........     $0.9877         62.45%
LOW DURATION FUND....     $0.0369         92.65%

Information regarding these distributions was provided with the 1997 Forms 1099-DIV sent to shareholders in January 1998.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                                     Year Ended June 30,
                                                    ------------------------------------------------------
                                                     1998        1997        1996        1995        1994
                                                    ------------------------------------------------------
Net Asset Value, Beginning of Year................  $21.25      $18.91      $17.24      $15.07      $15.50
                                                    ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income........................    0.46        0.49        0.45(1)     0.49        0.46
     Net realized and unrealized gain on
       investments................................    4.02        4.15        2.89        2.48        0.10
                                                    ------      ------      ------      ------      ------
     Total from investment operations.............    4.48        4.64        3.34        2.97        0.56
                                                    ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income).......   (0.46)      (0.48)      (0.57)      (0.44)      (0.46)
     Distributions (from realized gains)..........   (3.25)      (1.82)      (1.10)      (0.36)      (0.53)
                                                    ------      ------      ------      ------      ------
     Total distributions..........................   (3.71)      (2.30)      (1.67)      (0.80)      (0.99)
                                                    ------      ------      ------      ------      ------
Net Asset Value, End of Year......................  $22.02      $21.25      $18.91      $17.24      $15.07
                                                    ======      ======      ======      ======      ======
Total Return......................................   22.60%      26.15%      20.04%      20.49%       3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)................  $175.3      $185.9      $182.5      $127.1       $87.2
Ratio of expenses to average net assets:
     Before expense reimbursement.................    0.87%       0.88%       0.98%       1.02%       1.05%
     After expense reimbursement..................    0.87%       0.88%       0.98%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.................    1.99%       2.49%       2.56%       3.11%       2.85%
     After expense reimbursement..................    1.99%       2.49%       2.56%       3.14%       2.90%
Portfolio turnover rate...........................      23%         44%         24%         50%         36%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                             Year Ended      January 2, 1997*
                                                              June 30,           through
                                                                1998          June 30, 1997
                                                             ----------      ----------------
Net Asset Value, Beginning of Period........................   $11.65             $10.00
                                                               ------             ------
  Income from Investment Operations:
     Net investment income..................................     0.13               0.07
     Net realized and unrealized gain on investments........     1.60               1.64
                                                               ------             ------
     Total from investment operations.......................     1.73               1.71
                                                               ------             ------
  Less Distributions:
     Dividends (from net investment income).................    (0.14)             (0.06)
     Distributions (from realized gains)....................    (0.32)                --
                                                               ------             ------
     Total distributions....................................    (0.46)             (0.06)
                                                               ------             ------
Net Asset Value, End of Period..............................   $12.92             $11.65
                                                               ======             ======
Total Return................................................    15.00%             17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.5              $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement...........................     2.72%              8.26%+
     After expense reimbursement............................     1.00%              1.00%+
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement...........................    (0.52)%            (5.39)%+
     After expense reimbursement............................     1.20%              1.87%+
Portfolio turnover rate.....................................       71%                23%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                                                      Year Ended June 30,
                                                     ------------------------------------------------------
                                                      1998        1997        1996        1995        1994
                                                     ------------------------------------------------------
Net Asset Value, Beginning of Year.................  $23.83      $21.33      $21.53      $19.53      $19.88
                                                     ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)..................   (0.06)(1)    0.03        0.05(1)    (0.06)      (0.01)
     Net realized and unrealized gain on
       investments.................................    5.13        5.62        2.80        2.84        0.78
                                                     ------      ------      ------      ------      ------
     Total from investment operations..............    5.07        5.65        2.85        2.78        0.77
                                                     ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)........   (0.05)      (0.09)         --          --       (0.20)
     Distributions (from realized gains)...........   (2.37)      (3.06)      (3.05)      (0.78)      (0.92)
                                                     ------      ------      ------      ------      ------
     Total distributions...........................   (2.42)      (3.15)      (3.05)      (0.78)      (1.12)
                                                     ------      ------      ------      ------      ------
Net Asset Value, End of Year.......................  $26.48      $23.83      $21.33      $21.53      $19.53
                                                     ======      ======      ======      ======      ======
Total Return.......................................   22.24%      29.74%      14.24%      14.79%       3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).................   $94.9       $27.5       $16.5       $20.5       $13.1
Ratio of expenses to average net assets:
     Before expense reimbursement..................    0.94%       1.30%       1.21%       1.49%       1.65%
     After expense reimbursement...................    0.94%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss) to average
  net assets:
     Before expense reimbursement..................   (0.23)%     (0.20)%      0.03%      (0.82)%     (0.71)%
     After expense reimbursement...................   (0.23)%      0.10%       0.24%      (0.34)%     (0.06)%
Portfolio turnover rate............................      85%         88%        119%         81%         44%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                                       Year Ended June 30,
                                                     --------------------------------------------------------
                                                       1998         1997        1996        1995        1994
                                                     --------------------------------------------------------
Net Asset Value, Beginning of Year.............      $  24.17      $20.44      $17.70      $16.79      $14.63
                                                     --------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.....................          0.59        0.59(1)     0.56(1)     0.28        0.26
     Net realized and unrealized gain on
       investments.............................          1.23        3.78        2.51        1.52        2.19
                                                     --------      ------      ------      ------      ------
     Total from investment operations..........          1.82        4.37        3.07        1.80        2.45
                                                     --------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)....         (0.66)      (0.48)      (0.14)      (0.44)      (0.14)
     Distributions (from realized gains).......            --       (0.16)      (0.19)      (0.45)      (0.15)
                                                     --------      ------      ------      ------      ------
     Total distributions.......................         (0.66)      (0.64)      (0.33)      (0.89)      (0.29)
                                                     --------      ------      ------      ------      ------
Net Asset Value, End of Year...................      $  25.33      $24.17      $20.44      $17.70      $16.79
                                                     ========      ======      ======      ======      ======
Total Return...................................          7.77%      21.59%      18.61%      11.08%      16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).............      $1,476.8      $888.5      $331.0       $51.5       $26.0
Ratio of expenses to average net assets:
     Before expense reimbursement..............          0.89%       1.07%       1.11%       1.39%       1.61%
     After expense reimbursement...............          0.89%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............          2.32%       2.59%       2.67%       2.45%       2.01%
     After expense reimbursement...............          2.32%       2.66%       2.78%       2.83%       2.62%
Portfolio turnover rate........................            20%         18%         12%         24%         23%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                              Year Ended       January 2, 1997*
                                                               June 30,            through
                                                                 1998           June 30, 1997
                                                             ------------      ----------------
Net Asset Value, Beginning of Period........................     $11.09             $10.00
                                                                ------              ------
  Income from Investment Operations:
     Net investment income..................................      0.28                0.14
     Net realized and unrealized gain on investments........      0.51                1.09
                                                                ------              ------
     Total from investment operations.......................      0.79                1.23
                                                                ------              ------
  Less Distributions:
     Dividends (from net investment income).................     (0.32)              (0.14)
     Distributions (from realized gains)....................     (0.18)                 --
                                                                ------              ------
     Total distributions....................................     (0.50)              (0.14)
                                                                ------              ------
Net Asset Value, End of Period..............................    $11.38                   $11.09
                                                                ======              ======
Total Return................................................      7.61%              12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.3                     $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement...........................      2.88%               4.43%+
     After expense reimbursement............................      1.00%               1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................      0.00%               0.07%+
     After expense reimbursement............................      1.88%               3.50%+
Portfolio turnover rate.....................................        54%                 18%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                                                     Year Ended June 30,
                                                   --------------------------------------------------------
                                                    1998        1997         1996         1995        1994
                                                   --------------------------------------------------------
Net Asset Value, Beginning of Year..............   $19.38      $ 18.27      $ 16.74      $15.71      $16.69
                                                   ------      -------      -------      ------      ------
  Income from Investment Operations:
     Net investment income......................     0.89         0.90(1)      0.94        0.89        0.89
     Net realized and unrealized gain (loss) on
       investments..............................     1.58         1.86         1.53        1.53       (0.27)
                                                   ------      -------      -------      ------      ------
     Total from investment operations...........     2.47         2.76         2.47        2.42        0.62
                                                   ------      -------      -------      ------      ------
  Less Distributions:
     Dividends (from net investment income).....    (0.90)       (0.99)       (0.92)      (0.80)      (0.94)
     Distributions (from realized gains)........    (1.11)       (0.66)       (0.02)      (0.57)      (0.66)
     Return of capital..........................       --           --           --       (0.02)         --
                                                   ------      -------      -------      ------      ------
     Total distributions........................    (2.01)       (1.65)       (0.94)      (1.39)      (1.60)
                                                   ------      -------      -------      ------      ------
Net Asset Value, End of Year....................   $19.84      $ 19.38      $ 18.27      $16.74      $15.71
                                                   ======      =======      =======      ======      ======
Total Return....................................    13.29%       15.75%       15.04%      16.40%       3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..............   $104.6        $90.2        $70.6       $32.1       $36.0
Ratio of expenses to average net assets:
     Before expense reimbursement...............     0.93%        0.98%        1.06%       1.19%       1.20%
     After expense reimbursement................     0.93%        0.98%        1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...............     4.49%        4.77%        5.20%       5.44%       5.04%
     After expense reimbursement................     4.49%        4.77%        5.26%       5.63%       5.24%
Portfolio turnover rate.........................      121%         117%          92%         51%         97%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                           Year Ended June 30,            December 6, 1994*
                                                      ------------------------------           through
                                                       1998        1997        1996         June 30, 1995
                                                      -----------------------------------------------------
Net Asset Value, Beginning of Period................  $13.04      $12.78      $12.94           $12.00
                                                      ------      ------      ------           ------
  Income from Investment Operations:
     Net investment income..........................    0.89        0.99        0.84(1)          0.46
     Net realized and unrealized gain on
       investments..................................    0.50        0.30        0.06             0.94
                                                      ------      ------      ------           ------
     Total from investment operations...............    1.39        1.29        0.90             1.40
                                                      ------      ------      ------           ------
  Less Distributions:
     Dividends (from net investment income).........   (0.97)      (0.92)      (0.93)           (0.46)
     Distributions (from realized gains)............      --       (0.11)      (0.13)              --
                                                      ------      ------      ------           ------
     Total distributions............................   (0.97)      (1.03)      (1.06)           (0.46)
                                                      ------      ------      ------           ------
Net Asset Value, End of Period......................  $13.46      $13.04      $12.78           $12.94
                                                      ======      ======      ======           ======
Total Return........................................   11.04%      10.48%       7.05%           11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................   $45.2       $14.3       $43.4                  $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement...................    1.02%       0.95%       0.98%            2.93%+
     After expense reimbursement....................    0.65%       0.65%       0.68%            0.80%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...................    6.28%       6.78%       6.86%            4.92%+
     After expense reimbursement....................    6.65%       7.08%       7.16%            7.05%+
Portfolio turnover rate.............................     195%        173%         51%              68%++

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                                   Year Ended June 30,
                                                        ------------------------------------------
                                                         1998     1997     1996     1995     1994
                                                        ------------------------------------------
Net Asset Value, Beginning of Year....................  $10.23   $10.12   $10.15   $ 9.93   $10.00
                                                        ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income............................    0.66     0.66     0.68     0.75     0.77
     Net realized and unrealized gain on
       investments....................................    0.05     0.10     0.06     0.23     0.11
                                                        ------   ------   ------   ------   ------
     Total from investment operations.................    0.71     0.76     0.74     0.98     0.88
                                                        ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)...........   (0.68)   (0.64)   (0.72)   (0.75)   (0.77)
     Distributions (from realized gains)..............   (0.06)   (0.01)   (0.05)   (0.01)   (0.18)
                                                        ------   ------   ------   ------   ------
     Total distributions..............................   (0.74)   (0.65)   (0.77)   (0.76)   (0.95)
                                                        ------   ------   ------   ------   ------
Net Asset Value, End of Year..........................  $10.20   $10.23   $10.12   $10.15   $ 9.93
                                                        ======   ======   ======   ======   ======
Total Return..........................................    7.19%    7.79%    7.47%   10.23%    9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)....................  $253.2   $171.2   $189.2   $123.3    $36.5
Ratio of expenses to average net assets:
     Before expense reimbursement.....................    0.65%    0.66%    0.60%    0.75%    1.10%
     After expense reimbursement......................    0.58%    0.58%    0.58%    0.58%    0.58%
Ratio of net investment income to average net assets:
     Before expense reimbursement.....................    6.39%    6.26%    7.07%    7.43%    6.82%
     After expense reimbursement......................    6.46%    6.34%    7.09%    7.61%    7.34%
Portfolio turnover rate...............................     119%     202%      50%      71%     254%

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                                    Year Ended June 30,
                                                         ------------------------------------------
                                                          1998     1997     1996     1995     1994
                                                         ------------------------------------------
Net Asset Value, Beginning of Year.....................  $10.15   $10.17   $10.12   $10.21   $10.00
                                                         ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............................    0.63     0.58     0.66     0.66     0.53
     Net realized and unrealized gain (loss) on
       investments.....................................    0.00    (0.01)    0.05    (0.09)    0.21
                                                         ------   ------   ------   ------   ------
     Total from investment operations..................    0.63     0.57     0.71     0.57     0.74
                                                         ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)............   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
     Return of capital.................................      --       --    (0.00)      --       --
                                                         ------   ------   ------   ------   ------
     Total distributions...............................   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
                                                         ------   ------   ------   ------   ------
Net Asset Value, End of Year...........................  $10.13   $10.15   $10.17   $10.12   $10.21
                                                         ======   ======   ======   ======   ======
Total Return...........................................    6.37%    5.77%    7.23%    5.78%    7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....................   $28.0    $21.7    $18.7    $19.8    $10.5
Ratio of expenses to average net assets:
     Before expense reimbursement......................    0.92%    0.96%    0.88%    1.26%    2.06%
     After expense reimbursement.......................    0.48%    0.48%    0.48%    0.48%    0.48%
Ratio of net investment income to average net assets:
     Before expense reimbursement......................    5.92%    5.34%    6.15%    5.74%    4.16%
     After expense reimbursement.......................    6.36%    5.82%    6.55%    6.52%    5.74%
Portfolio turnover rate................................     121%     154%      60%      81%     135%

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS

 To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund (nine of the ten portfolios of Hotchkis and Wiley Funds, the "Funds") at June 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 12, 1998